UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2022
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Other Notes	25.7%
Financial Company Commercial Paper	21.8
Certificates Of Deposit	17.1
Asset Backed Commercial Paper	13.6
Government Agency Repurchase Agreements	10.4
Other Repurchase Agreements	5.2
Treasury Repurchase Agreements	4.2
Other Assets in Excess of Liabilities	2.0
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	57.7%
31 to 60 Days	16.1
61 to 90 Days	8.1
Over 90 Days	16.1
Total	98.0%
Average days to maturity	8
Weighted average life	36
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—13.6%
Anglesea Funding LLC	4.230%	01/06/2023	01/06/2023	$ 200,000,000	$ 199,831,612
Anglesea Funding LLC	4.340%	01/04/2023	01/04/2023	100,000,000	99,939,903
Anglesea Funding LLC	4.340%	02/01/2023	02/01/2023	100,000,000	99,600,517
Antalis SA	4.030%	01/06/2023	01/06/2023	100,000,000	99,915,806
Antalis SA	4.350%	01/24/2023	01/24/2023	60,200,000	60,017,226
Barclays Bank PLC, SOFR + 0.55%(a),(b)	4.850%	01/02/2023	03/02/2023	50,000,000	50,016,932
Barton Capital SA	4.020%	01/03/2023	01/03/2023	50,000,000	49,975,967
Barton Capital SA	4.250%	01/06/2023	01/06/2023	65,000,000	64,945,274
Bennington Stark Capital Co. LLC	4.300%	01/04/2023	01/04/2023	50,000,000	49,969,952
Bennington Stark Capital Co. LLC	4.350%	01/03/2023	01/03/2023	150,000,000	149,927,899
Britannia Funding Co. LLC	4.350%	01/06/2023	01/06/2023	37,300,000	37,268,523
Chesham Finance, Ltd.	4.200%	01/06/2023	01/06/2023	125,000,000	124,894,757
Collateralized Commercial Paper FLEX Co. LLC	4.840%	03/02/2023	03/02/2023	95,000,000	94,255,733
Gotham Funding Corp.	4.020%	01/11/2023	01/11/2023	69,947,000	69,846,253
Legacy Capital Co. LLC, SOFR + 0.41%(a),(b)	4.710%	01/02/2023	02/15/2023	75,000,000	75,011,300
Legacy Capital Co. LLC, SOFR + 0.45%(a),(b)	4.750%	01/02/2023	02/21/2023	50,000,000	50,003,733
LMA-Americas LLC	3.600%	01/12/2023	01/12/2023	33,750,000	33,697,411
LMA-Americas LLC	3.600%	01/13/2023	01/13/2023	50,000,000	49,916,117
Mackinac Funding Co. LLC	4.200%	01/11/2023	01/11/2023	100,000,000	99,855,600
Versailles Commercial Paper LLC	4.870%	04/06/2023	04/06/2023	60,000,000	59,236,125
TOTAL ASSET BACKED COMMERCIAL PAPER					1,618,126,640
CERTIFICATES OF DEPOSIT—17.1%
Bank of Nova Scotia, SOFR + 0.25%(b)	4.550%	01/02/2023	02/17/2023	75,000,000	74,996,554
Barclays Bank PLC, SOFR + 0.68%(b)	4.980%	01/02/2023	05/15/2023	50,000,000	50,043,508
Canadian Imperial Bank of Commerce, SOFR + 0.25%(b)	4.550%	01/02/2023	02/14/2023	75,000,000	75,000,385
Canadian Imperial Bank of Commerce, SOFR + 0.30%(b)	4.600%	01/02/2023	01/06/2023	100,000,000	100,004,220
Citibank NA	2.670%	03/03/2023	03/03/2023	82,500,000	82,217,815
Credit Agricole Corporate & Investment Bank	4.580%	02/01/2023	02/01/2023	100,000,000	100,022,753
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.49%(b)	4.790%	01/02/2023	02/03/2023	67,250,000	67,275,484
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.68%(b)	4.980%	01/02/2023	05/03/2023	50,000,000	50,046,047
KBC Bank NV	4.200%	01/06/2023	01/06/2023	100,000,000	99,998,018
Lloyds Bank Corporate Markets PLC, SOFR + 0.45%(b)	4.750%	01/02/2023	04/10/2023	100,000,000	99,980,937
Mizuho Bank, Ltd., SOFR + 0.78%(b)	5.080%	01/02/2023	04/26/2023	50,000,000	50,084,960
MUFG Bank, Ltd., SOFR + 0.34%(b)	4.640%	01/02/2023	05/01/2023	100,000,000	99,989,479
MUFG Bank, Ltd., SOFR + 0.55%(b)	4.850%	01/02/2023	02/14/2023	50,000,000	50,018,288
MUFG Bank, Ltd., SOFR + 0.60%(b)	4.900%	01/02/2023	03/01/2023	65,000,000	65,023,332
MUFG Bank, Ltd., SOFR + 0.60%(b)	4.900%	01/02/2023	04/14/2023	50,000,000	50,035,144
Norinchukin Bank	4.400%	02/02/2023	02/02/2023	100,000,000	99,999,798
Norinchukin Bank, SOFR + 0.50%(b)	4.800%	01/02/2023	01/17/2023	50,000,000	50,008,413
Standard Chartered Bank, SOFR + 0.55%(b)	4.850%	01/02/2023	02/06/2023	75,250,000	75,283,090
Sumitomo Mitsui Banking Corp., SOFR + 0.40%(b)	4.700%	01/02/2023	02/07/2023	100,000,000	99,979,842
Sumitomo Mitsui Banking Corp., SOFR + 0.80%(b)	5.100%	01/02/2023	05/04/2023	75,000,000	75,116,611
Svenska Handelsbanken, SOFR + 0.45%(b)	4.750%	01/02/2023	04/04/2023	75,250,000	75,269,729
Svenska Handelsbanken, SOFR + 0.61%(b)	4.910%	01/02/2023	06/16/2023	50,000,000	50,055,081
Svenska Handelsbanken, SOFR + 0.67%(b)	4.970%	01/02/2023	04/25/2023	75,000,000	75,070,930
Swedbank AB, SOFR + 0.50%(b)	4.800%	01/02/2023	02/21/2023	63,250,000	63,269,892
Toronto-Dominion Bank	5.040%	01/02/2023	08/14/2023	50,000,000	50,097,704
Toronto-Dominion Bank, SOFR + 0.48%(b)	4.780%	01/02/2023	02/28/2023	80,000,000	80,031,373
Westpac Banking Corp., SOFR + 0.20%(b)	4.500%	01/02/2023	01/20/2023	125,000,000	125,003,960
TOTAL CERTIFICATES OF DEPOSIT					2,033,923,347
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER—21.8%
Australia & New Zealand Banking Group, Ltd., SOFR + 0.36%(a),(b)	4.660%	01/02/2023	03/24/2023	$ 53,500,000	$ 53,503,656
Australia & New Zealand Banking Group, Ltd., SOFR + 0.40%(a),(b)	4.700%	01/02/2023	04/05/2023	125,000,000	125,020,201
Australia & New Zealand Banking Group, Ltd., SOFR + 0.58%(a),(b)	4.880%	01/02/2023	05/16/2023	50,000,000	50,032,919
Bank of Montreal, SOFR + 0.70%(b)	5.000%	01/02/2023	05/08/2023	53,250,000	53,310,634
Barclays Bank PLC	4.520%	02/02/2023	02/02/2023	60,000,000	59,752,310
CDP Financial, Inc., SOFR + 0.62%(a),(b)	4.920%	01/02/2023	05/05/2023	55,750,000	55,797,723
Chesham Finance, Ltd., SOFR + 0.15%(b)	4.450%	01/02/2023	02/03/2023	150,000,000	150,000,000
Commonwealth Bank of Australia, SOFR + 0.38%(a),(b)	4.680%	01/02/2023	03/07/2023	100,000,000	100,010,435
Commonwealth Bank of Australia, SOFR + 0.40%(a),(b)	4.700%	01/02/2023	04/06/2023	100,000,000	100,016,034
DBS Bank, Ltd.	4.600%	03/01/2023	03/01/2023	75,000,000	74,421,389
DBS Bank, Ltd.	4.610%	03/13/2023	03/13/2023	50,000,000	49,534,727
HSBC Bank PLC, SOFR + 0.25%(a),(b)	4.550%	01/02/2023	02/10/2023	27,000,000	27,000,473
ING US Funding LLC, SOFR + 0.52%(a),(b)	4.820%	01/02/2023	02/24/2023	59,750,000	59,768,419
Lloyds Bank PLC, SOFR + 0.50%(b)	4.800%	01/02/2023	02/13/2023	68,500,000	68,519,890
Macquarie Bank, Ltd., SOFR + 0.40%(a),(b)	4.700%	01/02/2023	02/08/2023	65,000,000	65,013,463
Macquarie Bank, Ltd., SOFR + 0.45%(a),(b)	4.750%	01/02/2023	04/06/2023	90,000,000	90,043,062
Macquarie Bank, Ltd., SOFR + 0.55%(a),(b)	4.850%	01/02/2023	06/01/2023	68,000,000	68,047,629
National Australia Bank, Ltd., SOFR + 0.38%(a),(b)	4.680%	01/02/2023	03/06/2023	100,000,000	100,010,302
National Australia Bank, Ltd., SOFR + 0.41%(a),(b)	4.710%	01/02/2023	04/06/2023	100,000,000	100,020,578
National Australia Bank, Ltd., SOFR + 0.47%(a),(b)	4.770%	01/02/2023	07/13/2023	50,000,000	50,019,818
National Bank of Canada, SOFR + 0.40%(a),(b)	4.700%	01/02/2023	03/16/2023	50,000,000	50,014,486
Oversea-Chinese Banking Corp., Ltd.	4.610%	03/09/2023	03/09/2023	75,000,000	74,327,394
Oversea-Chinese Banking Corp., Ltd., SOFR + 0.38%(a),(b)	4.680%	01/02/2023	03/07/2023	125,000,000	124,999,219
Oversea-Chinese Banking Corp., Ltd., SOFR + 0.52%(a),(b)	4.820%	01/02/2023	02/21/2023	100,000,000	100,027,566
Royal Bank of Canada, SOFR + 0.45%(a),(b)	4.750%	01/02/2023	04/03/2023	125,000,000	125,036,175
Skandinaviska Enskilda Banken AB, SOFR + 0.50%(a),(b)	4.800%	01/02/2023	02/21/2023	59,500,000	59,518,713
Toronto-Dominion Bank, SOFR + 0.50%(b)	4.800%	01/02/2023	03/29/2023	50,000,000	50,031,831
Toyota Finance Australia, Ltd.	4.070%	01/09/2023	01/09/2023	100,000,000	99,879,611
UBS AG, SOFR + 0.51%(a),(b)	4.320%	01/02/2023	02/17/2023	56,500,000	56,513,324
United Overseas Bank, Ltd.	4.250%	01/09/2023	01/09/2023	125,000,000	124,849,617
Westpac Banking Corp., SOFR + 0.50%(a),(b)	4.800%	01/02/2023	03/21/2023	55,000,000	55,021,074
Westpac Banking Corp., SOFR + 0.50%(a),(b)	4.800%	01/02/2023	03/24/2023	50,000,000	50,019,795
Westpac Banking Corp., SOFR + 0.63%(a),(b)	4.930%	01/02/2023	06/09/2023	125,000,000	125,147,544
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,595,230,011
OTHER NOTES—25.7%
ABN AMRO Bank NV	4.310%	01/03/2023	01/03/2023	250,000,000	250,000,000
ABN AMRO Bank NV	4.330%	01/03/2023	01/03/2023	100,000,000	100,000,000
Abu Dhabi Commercial Bank PJSC	4.300%	01/03/2023	01/03/2023	294,571,000	294,571,000
Australia & New Zealand Banking Group, Ltd.	4.320%	01/03/2023	01/03/2023	300,000,000	300,000,000
Bank of Nova Scotia	4.350%	01/03/2023	01/03/2023	175,000,000	175,000,000
Bank of Nova Scotia	4.350%	01/05/2023	01/05/2023	100,000,000	100,000,000
Banque Nationale du Canada	4.310%	01/03/2023	01/03/2023	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	4.300%	01/03/2023	01/03/2023	120,000,000	120,000,000
Citibank NA	4.310%	01/03/2023	01/03/2023	300,000,000	300,000,000
KBC Bank NV	4.310%	01/03/2023	01/03/2023	200,000,000	200,000,000
Mizuho Bank, Ltd.	4.320%	01/03/2023	01/03/2023	450,000,000	450,000,000
Republic of Poland Government International Bond	4.300%	01/03/2023	01/03/2023	125,000,000	125,000,000
Royal Bank of Canada	4.320%	01/03/2023	01/03/2023	350,000,000	350,000,000
Skandinaviska Enskilda Banken AB	4.310%	01/03/2023	01/03/2023	40,000,000	40,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto-Dominion Bank	4.320%	01/04/2023	01/04/2023	$ 150,000,000	$ 150,000,000
TOTAL OTHER NOTES					3,054,571,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—10.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal National Mortgage Associations, 2.000% – 2.500% due 08/01/2037 – 08/01/2051, valued at $88,740,000); expected proceeds $87,042,050	4.350%	01/03/2023	01/03/2023	87,000,000	87,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Government National Mortgage Associations, 3.000% – 4.500% due 06/20/2046 – 10/20/2052, valued at $147,663,360); expected proceeds $144,837,167	4.300%	01/03/2023	01/03/2023	144,768,000	144,768,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 5.000% – 6.000% due 08/01/2049 – 10/01/2052, Federal Home Loan Mortgage Corporation Strips, 6.500% due 06/01/2031, and Government National Mortgage Association, 0.000% due 06/20/2052, valued at $29,580,329); expected proceeds $29,013,856	4.300%	01/03/2023	01/03/2023	29,000,000	29,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2022 (collateralized by a Corporate Bond, 3.829% due 01/13/2023, Federal National Mortgage Associations, 1.317% – 5.500% due 06/25/2050 – 12/25/2050 and Government National Mortgage Association, 4.500% due 10/16/2048, valued at $41,191,221); expected proceeds $40,467,000(c)	4.670%	01/02/2023	03/23/2023	40,000,000	40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2022 (collateralized by a U.S. Treasury Notes, 0.250% – 2.875% due 02/15/2025 – 06/30/2025 and Federal National Mortgage Associations, 5.375% due 01/01/2049, valued at $29,791,457); expected proceeds $29,660,411(c)	4.770%	01/02/2023	04/21/2023	29,200,000	29,200,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2022 (collateralized by Federal Home Loan Mortgage Corporation, 2.500% due 05/25/2060, Federal National Mortgage Associations, 2.000% – 2.500% due 12/25/2050, and Government National Mortgage Association, 0.000% – 4.500% due 10/16/2048 – 12/20/2072, valued at $45,115,025); expected proceeds $44,490,617(c)	4.770%	01/02/2023	04/21/2023	43,800,000	43,800,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Government National Mortgage Association, 2.000% due 01/20/2051, valued at $7,140,000); expected proceeds $7,003,344	4.300%	01/03/2023	01/03/2023	7,000,000	7,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 08/01/2027 – 02/01/2045, Federal Home Loan Mortgage Corporation Strip, 4.000% due 06/15/2049, Federal Home Loan Mortgage Associations, 1.500% – 7.500% due 03/01/2027 – 03/01/2061, and Government National Mortgage Associations, 3.000% – 6.500% due 06/20/2040 – 12/20/2052, valued at $880,260,000); expected proceeds $863,412,322	4.300%	01/03/2023	01/03/2023	$ 863,000,000	$ 863,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,243,768,000
TREASURY REPURCHASE AGREEMENTS—4.2%
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Inflation Index Note, 0.125% due 01/15/2032, and U.S. Treasury Notes, 0.500% – 1.875% due 08/31/2027 – 02/15/2032, valued at $510,000,027); expected proceeds $500,227,778	4.300%	01/03/2023	01/03/2023	500,000,000	500,000,000
OTHER REPURCHASE AGREEMENTS—5.2%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.500% – 8.375% due 05/15/2023 – 11/15/2054, valued at $110,533,087); expected proceeds $107,884,583	4.480%	01/02/2023	01/02/2023	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by various Corporate Bonds, 3.400% – 11.750% due 06/01/2024 – 03/01/2050, valued at $143,750,143); expected proceeds $125,977,083(c)	4.690%	01/02/2023	02/28/2023	125,000,000	125,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by various Common Stocks, valued at $30,797,081); expected proceeds $28,013,907	4.470%	01/03/2023	01/03/2023	28,000,000	28,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/27/2022 (collateralized by Government National Mortgage Association, 1.500% – 4.500%, due 02/20/2051 – 09/20/2052 , U.S. Treasury Notes, 2.000% – 2.375%, due 08/15/2024 – 02/15/2025, and various Corporate Bonds, 1.486% – 5.900%, due 05/02/2023 – 12/31/2042, valued at $82,453,936); expected proceeds $80,068,133	4.380%	01/03/2023	01/03/2023	80,000,000	80,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2022 (collateralized by various Common Stocks, valued at $108,000,000); expected proceeds $101,530,472(c)	4.630%	01/02/2023	04/21/2023	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by various Common Stocks, valued at $43,200,000); expected proceeds $40,612,189(c)	4.630%	01/02/2023	04/28/2023	40,000,000	40,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by various Corporate Bonds, 1.322% – 7.750% due 03/15/2024 – 08/08/2062 valued at $156,072,557); expected proceeds $142,069,264	4.390%	01/03/2023	01/03/2023	$ 142,000,000	$ 142,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					615,000,000
TOTAL INVESTMENTS(d) –98.0% (Cost $11,660,318,378)					11,660,618,998
Other Assets in Excess of Liabilities —2.0%					239,677,404
NET ASSETS –100.0%					$ 11,900,296,402
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.5% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $378,000,000 or 3.2% of net assets as of December 31, 2022.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,618,126,640	$—	$ 1,618,126,640
Certificates Of Deposit	—	2,033,923,347	—	2,033,923,347
Financial Company Commercial Paper	—	2,595,230,011	—	2,595,230,011
Other Notes	—	3,054,571,000	—	3,054,571,000
Government Agency Repurchase Agreements	—	1,243,768,000	—	1,243,768,000
Treasury Repurchase Agreements	—	500,000,000	—	500,000,000
Other Repurchase Agreements	—	615,000,000	—	615,000,000
Total Investments	$—	$11,660,618,998	$—	$11,660,618,998
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value	$ 9,301,850,998
Repurchase agreements, at value	2,358,768,000
Total Investments	11,660,618,998
Cash	220,064,334
Interest receivable — unaffiliated issuers	20,686,164
Prepaid expenses and other assets	2,632
TOTAL ASSETS	11,901,372,128
LIABILITIES
Advisory and administrator fee payable	565,604
Custody, sub-administration and transfer agent fees payable	435,836
Trustees’ fees and expenses payable	637
Professional fees payable	45,321
Printing fees payable	24,269
Accrued expenses and other liabilities	4,059
TOTAL LIABILITIES	1,075,726
NET ASSETS	$11,900,296,402
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 9,301,550,378
Repurchase agreements	2,358,768,000
Total cost of investments	$11,660,318,378
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$221,592,879
EXPENSES
Advisory and administrator fee	6,327,552
Custodian, sub-administrator and transfer agent fees	1,381,453
Trustees’ fees and expenses	95,468
Professional fees and expenses	129,589
Printing and postage fees	20,806
Insurance expense	4,671
Miscellaneous expenses	35,142
TOTAL EXPENSES	7,994,681
NET INVESTMENT INCOME (LOSS)	$213,598,198
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	316,326
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	828,132
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,144,458
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$214,742,656
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 213,598,198	$ 16,569,254
Net realized gain (loss)	316,326	328,885
Net change in unrealized appreciation/depreciation	828,132	(1,003,186)
Net increase (decrease) in net assets resulting from operations	214,742,656	15,894,953
CAPITAL TRANSACTIONS
Contributions	40,261,574,037	38,249,431,278
Withdrawals	(41,512,296,729)	(41,456,603,607)
Net increase (decrease) in net assets from capital transactions	(1,250,722,692)	(3,207,172,329)
Net increase (decrease) in net assets during the period	(1,035,980,036)	(3,191,277,376)
Net assets at beginning of period	12,936,276,438	16,127,553,814
NET ASSETS AT END OF PERIOD	$ 11,900,296,402	$ 12,936,276,438
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.80%	0.10%	0.77%	2.38%	2.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,900,296	$12,936,276	$16,127,554	$21,626,159	$11,196,385
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	1.69%	0.11%	0.72%	2.29%	2.05%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2022, the Portfolio had invested in repurchase agreements with the gross values of $2,358,768,000 and associated collateral equal to $2,454,288,223.
12

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
13

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$11,660,318,378	$1,543,276	$1,242,656	$300,620
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,015.80	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2022
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2022

% of Net Assets
Treasury Repurchase Agreements	63.7%
Government Agency Debt	13.0
Treasury Debt	10.7
Government Agency Repurchase Agreements	5.5
Other Assets in Excess of Liabilities	7.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	71.0%
31 to 60 Days	5.7
61 to 90 Days	1.6
Over 90 Days	14.6
Total	92.9%
Average days to maturity	12
Weighted average life	47
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—13.0%
Federal Farm Credit Banks Funding Corp.	2.158%	05/25/2023	05/25/2023	$ 299,500,000	$ 299,433,370
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	4.318%	12/31/2022	07/14/2023	162,800,000	162,797,393
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	4.320%	12/31/2022	03/14/2023	522,169,000	522,156,633
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	4.320%	12/31/2022	08/21/2023	379,450,000	379,445,156
Federal Farm Credit Banks Funding Corp., SOFR + 0.03% (a)	4.325%	12/31/2022	01/12/2023	309,250,000	309,249,614
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	4.345%	12/31/2022	05/24/2024	178,700,000	178,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	4.345%	12/31/2022	06/03/2024	124,800,000	124,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	4.350%	12/31/2022	05/09/2024	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	4.355%	12/31/2022	02/09/2023	54,700,000	54,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	4.360%	12/31/2022	05/13/2024	49,920,000	49,928,500
Federal Farm Credit Banks Funding Corp., FFR + 0.06% (a)	4.385%	12/31/2022	01/19/2023	150,000,000	149,999,668
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	4.423%	12/31/2022	07/13/2023	75,000,000	74,998,008
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	4.426%	12/31/2022	10/12/2023	275,000,000	274,990,226
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	4.427%	12/31/2022	04/03/2023	226,046,000	226,046,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04% (a)	4.433%	12/31/2022	05/03/2023	318,080,000	318,080,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04% (a)	4.433%	12/31/2022	11/01/2023	300,000,000	299,989,928
Federal Home Loan Bank	2.238%	05/18/2023	05/18/2023	55,980,000	55,957,156
Federal Home Loan Bank (b)	3.026%	08/10/2023	08/10/2023	685,000,000	685,000,000
Federal Home Loan Bank, SOFR + 0.04% (a)	4.340%	12/31/2022	01/26/2023	400,000,000	400,000,000
Federal Home Loan Bank, SOFR + 0.04% (a)	4.340%	12/31/2022	02/13/2023	433,580,000	433,580,000
Federal Home Loan Bank, SOFR + 0.05% (a)	4.350%	12/31/2022	04/03/2023	652,050,000	652,050,000
Federal Home Loan Bank, SOFR + 0.06% (a)	4.360%	12/31/2022	07/27/2023	114,000,000	114,000,000
Federal Home Loan Bank, SOFR + 0.07% (a)	4.370%	12/31/2022	03/27/2023	501,500,000	501,500,000
Federal Home Loan Bank Discount Notes	1.200%	02/23/2023	02/23/2023	449,600,000	448,835,680
Federal Home Loan Bank Discount Notes	1.980%	04/20/2023	04/20/2023	431,549,000	429,009,334
Federal Home Loan Bank Discount Notes	2.100%	05/12/2023	05/12/2023	507,800,000	503,855,352
Federal Home Loan Bank Discount Notes	2.160%	05/18/2023	05/18/2023	147,700,000	146,485,780
Federal Home Loan Bank Discount Notes	2.600%	01/11/2023	01/11/2023	755,883,000	755,446,268
Federal Home Loan Bank Discount Notes	3.000%	02/01/2023	02/01/2023	17,130,000	17,088,603
Federal Home Loan Bank Discount Notes	3.060%	06/20/2023	06/20/2023	355,850,000	350,764,306
Federal Home Loan Bank Discount Notes	3.085%	07/13/2023	07/13/2023	690,750,000	679,436,214
Federal Home Loan Bank Discount Notes	3.120%	01/26/2023	01/26/2023	706,900,000	705,490,161
Federal Home Loan Bank Discount Notes	3.130%	02/28/2023	02/28/2023	443,530,000	441,370,502
Federal Home Loan Bank Discount Notes	3.155%	08/11/2023	08/11/2023	277,600,000	272,247,718
Federal Home Loan Bank Discount Notes	3.340%	02/22/2023	02/22/2023	400,000,000	398,144,444
Federal Home Loan Bank Discount Notes	3.405%	02/15/2023	02/15/2023	162,000,000	161,341,133
Federal Home Loan Mortgage Corp.	3.200%	06/26/2023	06/26/2023	202,425,000	199,636,685
TOTAL GOVERNMENT AGENCY DEBT					11,911,553,832
TREASURY DEBT—10.7%
U.S. Treasury Bill	1.861%	04/20/2023	04/20/2023	1,387,000	1,379,330
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bill	2.100%	05/18/2023	05/18/2023	$ 10,400,000	$ 10,318,100
U.S. Treasury Bill	2.900%	01/26/2023	01/26/2023	352,400,000	351,736,950
U.S. Treasury Bill	2.930%	01/10/2023	01/10/2023	188,800,000	188,692,436
U.S. Treasury Bill	3.035%	07/13/2023	07/13/2023	4,870,000	4,791,581
U.S. Treasury Bill	3.085%	08/10/2023	08/10/2023	48,200,000	47,295,427
U.S. Treasury Bill	3.110%	02/23/2023	02/23/2023	30,080,000	29,947,473
U.S. Treasury Bill	3.156%	02/16/2023	02/16/2023	890,000	886,567
U.S. Treasury Bill	3.195%	02/14/2023	02/14/2023	376,200,000	374,782,988
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	450,360,000	448,956,479
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	4.323%	12/31/2022	04/30/2024	2,508,100,000	2,505,836,491
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.372%	01/02/2023	10/31/2023	714,600,000	714,676,831
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	4.383%	12/31/2022	01/31/2024	40,300,000	40,315,328
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.427%	12/31/2022	07/31/2023	1,287,605,000	1,287,625,203
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.432%	12/31/2022	04/30/2023	1,440,672,000	1,440,707,837
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.435%	12/31/2022	07/31/2024	699,000,000	698,398,742
U.S. Treasury Notes, 3 Month USD MMY + 0.05% (a)	4.447%	12/31/2022	01/31/2023	1,629,182,000	1,629,215,180
TOTAL TREASURY DEBT					9,775,562,943
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—5.5%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 09/01/2042 – 11/01/2052, and Federal National Mortgage Associations, 3.000% – 6.000% due 02/01/2040 – 11/01/2052, valued at $204,000,000); expected proceeds $200,095,556	4.300%	12/30/2022	01/03/2023	200,000,000	200,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% due 05/25/2051, and Government National Mortgage Associations, 1.673% – 7.514% due 02/15/2026 – 12/20/2052, valued at $4,120,000); expected proceeds $4,001,911	4.300%	12/30/2022	01/03/2023	4,000,000	4,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2022 (collateralized by Government National Mortgage Associations, 0.000% – 15.746% due 10/20/2044 – 02/20/2072, valued at $757,050,000); expected proceeds $735,614,542	4.300%	12/29/2022	01/05/2023	735,000,000	735,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal National Mortgage Association, 4.500% due 07/01/2052, valued at $3,060,001); expected proceeds $3,001,433	4.300%	12/30/2022	01/03/2023	3,000,000	3,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/15/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 11/01/2029 – 11/01/2052, Federal National Mortgage Associations, 2.000% – 6.500% due 06/01/2027 – 05/01/2058, and Government National Mortgage Associations, 2.000% – 3.500% due 05/20/2049 – 05/20/2051, valued at $474,300,001); expected proceeds $467,727,871 (c)	4.310%	12/15/2022	02/02/2023	465,000,000	465,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal National Mortgage Associations, 1.000% – 5.000% due 10/01/2050 – 12/01/2052, valued at $804,780,000); expected proceeds $789,376,967	4.300%	12/30/2022	01/03/2023	$ 789,000,000	$ 789,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.000% due 02/01/2037 – 06/01/2052, Federal National Mortgage Associations, 2.000% – 6.500% due 09/01/2036 – 12/01/2052, Government National Mortgage Associations, 3.000% – 6.500% due 09/20/2039 – 06/20/2051, U.S. Treasury Bonds, 2.000% – 3.375% due 02/15/2042 – 02/15/2050, U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2030 – 07/15/2031, and U.S. Treasury Notes, 1.250% – 3.125% due 04/30/2024 – 05/15/2029, valued at $765,000,007); expected proceeds $754,399,792 (c)
	4.310%	12/15/2022	02/02/2023	750,000,000	750,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.500% due 12/01/2031 – 06/01/2052, Federal National Mortgage Associations, 2.000% – 6.000% due 06/01/2036 – 12/01/2052, U.S. Treasury Bond, 2.500% due 02/15/2046, U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2030 – 07/15/2031, and U.S. Treasury Notes, 0.250% – 2.875% due 01/31/2024 – 05/15/2030, valued at $255,000,000); expected proceeds $250,119,444	4.300%	12/30/2022	01/03/2023	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Bills, 0.000% due 01/05/2023 – 12/28/2023, U.S. Treasury Notes, 4.432% – 4.477% due 04/30/2023 – 10/31/2024, and Federal National Mortgage Associations, 3.500% – 4.500% due 02/01/2043 – 06/01/2052, valued at $40,800,065); expected proceeds $40,019,111	4.300%	12/30/2022	01/03/2023	40,000,000	40,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 12/01/2029 – 10/01/2052, and Federal National Mortgage Associations, 2.000% – 6.500% due 01/01/2030 – 09/01/2057, valued at $255,000,000); expected proceeds $250,119,583	4.305%	12/30/2022	01/03/2023	250,000,000	250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/29/2022 (collateralized by Federal National Mortgage Associations, 1.500% – 5.500% due 10/01/2036 – 01/01/2060, valued at $510,000,000); expected proceeds $500,418,056	4.300%	12/29/2022	01/05/2023	500,000,000	500,000,000
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% – 5.318% due 08/15/2038 – 01/01/2049, Federal National Mortgage Associations, 5.089% – 5.389% due 05/25/2023 – 11/25/2039, and Government National Mortgage Associations, 1.750% – 4.876% due 11/26/23 – 09/20/2047, valued at $102,256,945); expected proceeds $100,047,778	4.300%	12/30/2022	01/03/2023	$ 100,000,000	$ 100,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 0.250% – 6.750% due 04/20/2023 – 03/15/2031, valued at $45,901,044); expected proceeds $45,021,500	4.300%	12/30/2022	01/03/2023	45,000,000	45,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 8.000% due 02/01/2023 – 012/01/2052, Federal National Mortgage Associations, 2.000% – 9.000% due 01/25/2023 – 04/01/2052, and Government National Mortgage Associations, 1.500% – 9.500% due 02/15/2023 – 08/20/2052, valued at $51,000,001); expected proceeds $50,023,889	4.300%	12/30/2022	01/03/2023	50,000,000	50,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury notes, 0.500% – 1.250% due 02/28/2026 – 04/30/2028, Federal Home Loan Mortgage Corporations, 1.788% – 5.029% due 10/01/2027 – 10/01/2052, and Federal National Mortgage Associations, 1.583% – 6.500% due 02/01/2025 – 11/01/2052, valued at $816,390,774); expected proceeds $800,383,111	4.310%	12/30/2022	01/03/2023	800,000,000	800,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,981,000,000
TREASURY REPURCHASE AGREEMENTS—63.7%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 1.125% – 3.250% due 08/31/2028 – 06/30/2029, valued at $346,800,071); expected proceeds $340,162,444	4.300%	12/30/2022	01/03/2023	340,000,000	340,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.125% due 05/15/2023 – 02/29/2028, valued at $41,219,684,513); expected proceeds $41,219,684,444	4.300%	12/30/2022	01/03/2023	41,200,000,000	41,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.250% – 3.250% due 10/31/2025 – 03/31/2028, valued at $642,600,027); expected proceeds $630,301,000	4.300%	12/30/2022	01/03/2023	630,000,000	630,000,000
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.625% - 3.375% due 02/28/2027 – 05/15/2052, valued at $13,825,425,993); expected proceeds $13,500,000,564	4.300%	12/30/2022	01/03/2023	13,500,000,564	13,500,000,564
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.750% – 4.750% due 03/31/2026 – 11/15/2048, valued at $1,380,568,182); expected proceeds $1,350,000,000	4.300%	12/30/2022	01/03/2023	$ 1,350,000,000	$ 1,350,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.125% - 4.125% due 12/31/2023 – 05/15/2031, valued at $637,328,854); expected proceeds $625,000,000	4.300%	12/30/2022	01/03/2023	625,000,000	625,000,000
Agreement with National Australia Bank, Ltd., dated 12/30/2022 (collateralized by a U.S. Treasury Note, 1.000% due 07/31/2028, valued at $351,672,196); expected proceeds $345,000,000	4.300%	12/30/2022	01/03/2023	345,000,000	345,000,000
Agreement with Prudential Insurance Co., dated 12/30/2022 (collateralized by a U.S. Treasury Note, 0.000% - 3.750%, due 11/15/2029 – 02/15/2045, valued at $170,273,198); expected proceeds $166,349,875	4.310%	12/30/2022	01/03/2023	166,349,875	166,349,875
TOTAL TREASURY REPURCHASE AGREEMENTS					58,156,350,439
TOTAL INVESTMENTS –92.9% (d)(e)					84,824,467,214
Other Assets in Excess of Liabilities —7.1%					6,514,138,481
NET ASSETS –100.0%					$ 91,338,605,695
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(c)	Illiquid security. These securities represent $1,215,000,000 or 1.3% of net assets as of December 31, 2022.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 21,687,116,775
Repurchase agreements, at value and amortized cost	63,137,350,439
Total Investments	84,824,467,214
Cash	6,387,606,139
Interest receivable — unaffiliated issuers	134,303,787
Prepaid expenses and other assets	21,015
TOTAL ASSETS	91,346,398,155
LIABILITIES
Advisory and administrator fee payable	4,153,851
Custody, sub-administration and transfer agent fees payable	3,405,503
Trustees’ fees and expenses payable	6,571
Professional fees payable	171,671
Printing fees payable	31,697
Accrued expenses and other liabilities	23,167
TOTAL LIABILITIES	7,792,460
NET ASSETS	$91,338,605,695
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,735,197,187
EXPENSES
Advisory and administrator fee	49,076,090
Custodian, sub-administrator and transfer agent fees	10,162,451
Trustees’ fees and expenses	574,907
Professional fees and expenses	832,386
Printing and postage fees	76,368
Insurance expense	32,729
Miscellaneous expenses	128,817
TOTAL EXPENSES	60,883,748
NET INVESTMENT INCOME (LOSS)	$1,674,313,439
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,224
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,674,327,663
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,674,313,439	$ 8,581,856
Net realized gain (loss)	14,224	75,720
Net increase (decrease) in net assets resulting from operations	1,674,327,663	8,657,576
CAPITAL TRANSACTIONS
Contributions	332,658,752,241	228,927,239,917
Withdrawals	(340,382,697,082)	(211,159,621,770)
Net increase (decrease) in net assets from capital transactions	(7,723,944,841)	17,767,618,147
Net increase (decrease) in net assets during the period	(6,049,617,178)	17,776,275,723
Net assets at beginning of period	97,388,222,873	79,611,947,150
NET ASSETS AT END OF PERIOD	$ 91,338,605,695	$ 97,388,222,873
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.63%	0.01%	0.45%	2.20%	1.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,338,606	$97,388,223	$79,611,947	$60,887,784	$41,221,782
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	1.71%	0.01%	0.39%	2.13%	1.78%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2022, the Portfolio had invested in repurchase agreements with the gross values of $63,137,350,439 and associated collateral equal to $63,663,011,872.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,014.50	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1
00282810

Annual Report
December 31, 2022
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Treasury Debt	106.7%
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	41.5%
31 to 60 Days	41.4
61 to 90 Days	7.1
Over 90 Days	16.7
Total	106.7%
Average days to maturity	35
Weighted average life	74
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—106.7%
U.S. Treasury Bill (a)	1.870%	04/20/2023	04/20/2023	$ 66,530,000	$ 66,161,392
U.S. Treasury Bill (a)	2.100%	05/18/2023	05/18/2023	150,400,000	149,215,600
U.S. Treasury Bill (a)	2.500%	01/05/2023	01/05/2023	150,000,000	149,974,486
U.S. Treasury Bill (a)	2.678%	01/12/2023	01/12/2023	207,800,000	207,633,692
U.S. Treasury Bill (a)	2.841%	02/02/2023	02/02/2023	546,011,000	544,382,329
U.S. Treasury Bill (a)	2.930%	01/10/2023	01/10/2023	1,115,900,000	1,115,110,834
U.S. Treasury Bill (a)	2.955%	01/17/2023	01/17/2023	1,396,300,000	1,394,177,710
U.S. Treasury Bill (a)	3.035%	07/13/2023	07/13/2023	99,260,000	97,669,579
U.S. Treasury Bill (a)	3.101%	01/03/2023	01/03/2023	1,565,848,000	1,565,848,000
U.S. Treasury Bill (a)	3.110%	02/23/2023	02/23/2023	368,620,000	366,555,870
U.S. Treasury Bill (a)	3.156%	02/16/2023	02/16/2023	51,200,000	50,982,977
U.S. Treasury Bill (a)	3.195%	02/14/2023	02/14/2023	687,800,000	684,800,534
U.S. Treasury Bill (a)	3.465%	03/16/2023	03/16/2023	335,000,000	332,466,500
U.S. Treasury Bill (a)	3.585%	01/24/2023	01/24/2023	762,711,000	760,888,988
U.S. Treasury Bill (a)	3.590%	01/31/2023	01/31/2023	525,000,000	523,409,367
U.S. Treasury Bill (a)	4.000%	01/26/2023	01/26/2023	72,734,000	72,597,149
U.S. Treasury Bill (a)	4.020%	02/07/2023	02/07/2023	250,000,000	249,022,917
U.S. Treasury Bill (a)	4.030%	02/21/2023	02/21/2023	753,903,000	749,767,580
U.S. Treasury Bill (a)	4.116%	02/09/2023	02/09/2023	225,000,000	224,048,175
U.S. Treasury Bill (a)	4.250%	02/28/2023	02/28/2023	744,000,000	739,081,333
U.S. Treasury Bill (a)	4.283%	03/02/2023	03/02/2023	110,000,000	109,241,046
U.S. Treasury Bill (a)	4.285%	03/23/2023	03/23/2023	130,000,000	128,777,585
U.S. Treasury Bill (a)	4.316%	03/21/2023	03/21/2023	141,000,000	139,699,648
U.S. Treasury Bill (a)	4.350%	03/30/2023	03/30/2023	120,000,000	118,753,000
U.S. Treasury Bill (a)	4.441%	04/18/2023	04/18/2023	120,000,000	118,445,825
U.S. Treasury Bill (a)	4.550%	05/02/2023	05/02/2023	125,500,000	123,612,445
U.S. Treasury Bill (a)	4.571%	06/08/2023	06/08/2023	135,000,000	132,326,258
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	83,200,000	82,940,714
U.S. Treasury Notes	2.271%	05/15/2023	05/15/2023	49,600,000	49,219,086
U.S. Treasury Notes	4.089%	01/31/2023	01/31/2023	350,000,000	349,158,944
U.S. Treasury Notes	4.191%	02/15/2023	02/15/2023	261,449,000	260,773,703
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (b)	4.323%	12/31/2022	04/30/2024	756,650,000	756,110,161
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (b)	4.372%	01/02/2023	10/31/2023	89,525,000	89,578,863
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (b)	4.383%	12/31/2022	01/31/2024	21,750,000	21,758,273
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (b)	4.427%	12/31/2022	07/31/2023	238,500,000	238,503,306
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (b)	4.432%	12/31/2022	04/30/2023	150,000,000	150,001,949
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (b)	4.435%	12/31/2022	07/31/2024	100,000,000	99,913,983
U.S. Treasury Notes, 3 Month USD MMY + 0.05% (b)	4.447%	12/31/2022	01/31/2023	512,486,000	512,601,495
TOTAL INVESTMENTS –106.7% (c)(d)					13,525,211,296
Liabilities in Excess of Other Assets —(6.7)%					(846,302,339)
NET ASSETS –100.0%					$ 12,678,908,957
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 13,525,211,296
Cash	19,526
Interest receivable — unaffiliated issuers	17,569,196
Prepaid expenses and other assets	3,352
TOTAL ASSETS	13,542,803,370
LIABILITIES
Payable for investments purchased	862,693,778
Advisory and administrator fee payable	564,521
Custody, sub-administration and transfer agent fees payable	550,245
Trustees’ fees and expenses payable	985
Professional fees payable	57,345
Printing fees payable	22,123
Accrued expenses and other liabilities	5,416
TOTAL LIABILITIES	863,894,413
NET ASSETS	$12,678,908,957
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$229,626,048
EXPENSES
Advisory and administrator fee	7,513,540
Custodian, sub-administrator and transfer agent fees	1,591,789
Trustees’ fees and expenses	107,436
Professional fees	157,130
Printing and postage fees	19,959
Insurance expense	5,194
Miscellaneous expenses	53,461
TOTAL EXPENSES	9,448,509
NET INVESTMENT INCOME (LOSS)	$220,177,539
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(233,704)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$219,943,835
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 220,177,539	$ 367,418
Net realized gain (loss)	(233,704)	47,649
Net increase (decrease) in net assets resulting from operations	219,943,835	415,067
CAPITAL TRANSACTIONS
Contributions	38,227,888,329	22,872,089,825
Withdrawals	(39,829,794,938)	(25,583,136,317)
Net increase (decrease) in net assets from capital transactions	(1,601,906,609)	(2,711,046,492)
Net increase (decrease) in net assets during the period	(1,381,962,774)	(2,710,631,425)
Net assets at beginning of period	14,060,871,731	16,771,503,156
NET ASSETS AT END OF PERIOD	$ 12,678,908,957	$ 14,060,871,731
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.49%	0.00%(b)	0.48%	2.18%	1.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,678,909	$14,060,872	$16,771,503	$12,816,642	$10,372,969
Ratios to average net assets:
Total expenses	0.06%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	1.46%	0.00%(b)	0.38%	2.13%	1.76%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
7

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

17

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2022
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2022

% of Net Assets
Treasury Repurchase Agreements	76.6%
Treasury Debt	14.5
Other Assets in Excess of Liabilities	8.9
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2022

% of Net Assets
2 to 30 Days	78.5%
31 to 60 Days	2.7
61 to 90 Days	0.3
Over 90 Days	9.6
Total	91.1%
Average days to maturity	9
Weighted average life	37
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—14.5%
U.S. Treasury Bill	0.000%	01/05/2023	01/05/2023	$ 300,000,000	$ 299,957,650
U.S. Treasury Bill	0.000%	01/10/2023	01/10/2023	75,500,000	75,456,986
U.S. Treasury Bill	0.000%	04/20/2023	04/20/2023	173,600,000	172,637,848
U.S. Treasury Bill	2.100%	05/18/2023	05/18/2023	274,600,000	272,437,525
U.S. Treasury Bill	2.841%	02/02/2023	02/02/2023	200,000,000	199,526,500
U.S. Treasury Bill	2.900%	01/26/2023	01/26/2023	423,800,000	423,007,873
U.S. Treasury Bill	3.020%	07/13/2023	07/13/2023	441,300,000	434,216,097
U.S. Treasury Bill	3.085%	08/10/2023	08/10/2023	137,000,000	134,428,910
U.S. Treasury Bill	3.110%	02/23/2023	02/23/2023	272,630,000	271,429,072
U.S. Treasury Bill	3.156%	02/16/2023	02/16/2023	75,050,000	74,760,526
U.S. Treasury Bill	3.260%	02/14/2023	02/14/2023	220,700,000	219,868,711
U.S. Treasury Notes	1.447%	03/31/2023	03/31/2023	156,600,000	156,111,917
U.S. Treasury Notes	2.271%	05/15/2023	05/15/2023	90,400,000	89,705,753
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	4.323%	12/31/2022	04/30/2024	1,355,200,000	1,354,221,311
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.372%	01/02/2023	10/31/2023	433,900,000	433,934,960
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	4.383%	12/31/2022	01/31/2024	9,700,000	9,703,689
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.427%	12/31/2022	07/31/2023	511,644,000	511,650,433
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	4.432%	12/31/2022	04/30/2023	389,941,000	389,950,722
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	4.435%	12/31/2022	07/31/2024	400,000,000	399,655,932
U.S. Treasury Notes, 3 Month USD MMY + 0.05% (a)	4.447%	12/31/2022	01/31/2023	425,406,000	425,414,904
TOTAL TREASURY DEBT					6,348,077,319
TREASURY REPURCHASE AGREEMENTS—76.6%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, valued at $163,200,040); expected proceeds $160,076,444	4.300%	01/03/2023	01/03/2023	160,000,000	160,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Notes, 0.125% – 2.375% due 02/15/2024 – 05/15/2029, valued at $25,212,040,030); expected proceeds $25,212,040,000	4.300%	01/03/2023	01/03/2023	25,200,000,000	25,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, and U.S. Treasury Note, 3.500% due 09/15/2025, valued at $306,000,030); expected proceeds $300,143,333	4.300%	01/03/2023	01/03/2023	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Note, 0.750% due 04/30/2026, valued at $663,160,648); expected proceeds $650,310,556	4.300%	01/03/2023	01/03/2023	650,000,000	650,000,000
Agreement with Fixed Income Clearing Corp., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 1.875% - 4.125% due 02/28/2027 – 11/30/2029, valued at $6,625,776,158); expected proceeds $6,503,106,375	4.300%	01/03/2023	01/03/2023	6,500,000,819	6,500,000,819
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/30/2022 (collateralized by U.S. Treasury Notes, 1.250% - 4.250% due 08/15/2040 – 02/15/2052, valued at $305,902,559); expected proceeds $300,143,333	4.300%	01/03/2023	01/03/2023	300,000,000	300,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 12/30/2022 (collateralized by U.S. Treasury Note, 1.000% due 07/31/2028, valued at $157,981,790); expected proceeds $155,074,056	4.300%	01/03/2023	01/03/2023	$ 155,000,000	$ 155,000,000
Agreement with Prudential Insurance Co., dated 12/30/2022 (collateralized by U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 05/15/2030 – 11/15/2037, valued at $101,304,377); expected proceeds $98,998,637	4.310%	01/03/2023	01/03/2023	98,951,250	98,951,250
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2022 (collateralized by U.S Treasury Bills, 0.000% due 01/12/2023 – 06/08/2023, U.S Treasury Bonds, 0.125% – 7.625% due 01/31/2023 – 08/15/2051, U.S Treasury Inflation Index Bonds, 0.125% – 2.375% due 04/15/2023 – 02/15/2046, U.S Treasury Notes, 4.323% – 4.477% due 07/31/2023 – 10/31/2024, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 11/15/2050, valued at $102,000,088); expected proceeds $100,047,778	4.300%	01/03/2023	01/03/2023	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					33,463,952,069
TOTAL INVESTMENTS (b)(c)–91.1%					39,812,029,388
Other Assets in Excess of Liabilities —8.9%					3,875,065,924
NET ASSETS –100.0%					$ 43,687,095,312
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Also represents the cost for federal tax purposes.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 6,348,077,319
Repurchase agreements, at value and amortized cost	33,463,952,069
Total Investments	39,812,029,388
Cash	3,835,699,240
Interest receivable — unaffiliated issuers	42,903,120
Prepaid expenses and other assets	8,924
TOTAL ASSETS	43,690,640,672
LIABILITIES
Advisory and administrator fee payable	1,907,500
Custody, sub-administration and transfer agent fees payable	1,500,352
Trustees’ fees and expenses payable	3,425
Professional fees payable	99,535
Printing fees payable	27,576
Accrued expenses and other liabilities	6,972
TOTAL LIABILITIES	3,545,360
NET ASSETS	$43,687,095,312
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Interest income — unaffiliated issuers	$760,124,053
EXPENSES
Advisory and administrator fee	19,365,971
Custodian, sub-administrator and transfer agent fees	4,025,642
Trustees’ fees and expenses	218,069
Professional fees	355,713
Printing and postage fees	32,456
Insurance expense	11,838
Miscellaneous expenses	69,117
TOTAL EXPENSES	24,078,806
NET INVESTMENT INCOME (LOSS)	$736,045,247
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(971,357)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$735,073,890
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 736,045,247	$ 2,473,307
Net realized gain (loss)	(971,357)	12,659
Net increase (decrease) in net assets resulting from operations	735,073,890	2,485,966
CAPITAL TRANSACTIONS
Contributions	170,908,030,378	59,891,436,435
Withdrawals	(155,017,320,210)	(60,881,968,916)
Net increase (decrease) in net assets from capital transactions	15,890,710,168	(990,532,481)
Net increase (decrease) in net assets during the period	16,625,784,058	(988,046,515)
Net assets at beginning of period	27,061,311,254	28,049,357,769
NET ASSETS AT END OF PERIOD	$ 43,687,095,312	$ 27,061,311,254
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	1.65%	0.01%	0.46%	2.19%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,687,095	$27,061,311	$28,049,358	$23,834,935	$17,447,265
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	1.91%	0.01%	0.41%	2.13%	1.79%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2022, the Portfolio had invested in repurchase agreements with the gross values of $33,463,952,069 and associated collateral equal to $33,637,365,720.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the fiscal year ended December 31, 2022.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,014.50	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov. and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1
00282811

Annual Report
December 31, 2022
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2022 (the “Reporting Period”), the total return for the Portfolio was –14.64%, and the return for the Index was –14.45%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had negative performance in the Reporting Period. The first quarter of the Reporting Period had negative performance on the back of concerns around the Russia-Ukraine war, increased supply chain disruptions, global growth risks and surging inflation. Performance in the second quarter of the Reporting Period was also negative as concerns about the Russa-Ukraine war and inflation continued in addition to tighter monetary policy and recession fears. Negative performance for the Portfolio continued in the third quarter of the Reporting Period as economic growth expectations decreased amid monetary tightening and persistently high inflation. Performance in the fourth quarter of the Reporting Period was positive on the back of signs of slower inflation, easing of China’s zero-COVID policy and despite continued hawkish monetary policy.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Portfolio’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Shell Plc, Total Energies SE and Novo Nordisk A/S. The top negative contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were ASML Holding NV, Roche Holding Ltd, and Nestle SA.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2022
	Total Return One Year Ended December 31, 2022	Average Annual Total Return Five Years Ended December 31, 2022	Total Return Inception Date* to December 31, 2022
State Street International Developed Equity Index Portfolio	(14.64%)	1.53%	4.77%
MSCI EAFE (Europe, Australasia, Far East) Index (1)	(14.45%)	1.54%	5.96%
*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2022

Description	Market Value	% of Net Assets
Nestle SA	73,458,413	2.1%
Novo Nordisk A/S Class B	51,374,645	1.5
Roche Holding AG	50,854,769	1.5
ASML Holding NV	50,383,334	1.4
AstraZeneca PLC	48,196,739	1.4
TOTAL	274,267,900	7.9%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2022

Security Description	Shares	Value
COMMON STOCKS — 94.9%
AUSTRALIA — 8.4%
Ampol, Ltd.	61,202	$ 1,173,737
ANZ Group Holdings, Ltd.	684,511	10,982,999
APA Group Stapled Security	259,311	1,892,165
Aristocrat Leisure, Ltd.	133,477	2,762,592
ASX, Ltd.	45,674	2,106,840
Aurizon Holdings, Ltd.	415,441	1,050,858
BHP Group, Ltd.	1,166,922	36,109,217
BlueScope Steel, Ltd.	116,227	1,327,318
Brambles, Ltd.	308,292	2,523,453
Cochlear, Ltd.	14,467	2,002,580
Coles Group, Ltd.	317,246	3,597,147
Commonwealth Bank of Australia	391,620	27,248,211
Computershare, Ltd.	134,029	2,381,364
CSL, Ltd.	110,756	21,613,418
Dexus REIT	253,738	1,333,561
Endeavour Group, Ltd.	320,555	1,395,608
Fortescue Metals Group, Ltd.	384,008	5,341,112
Glencore PLC	2,241,807	14,896,408
Goodman Group REIT	382,489	4,502,922
GPT Group REIT	452,934	1,290,060
IDP Education, Ltd.	55,969	1,031,627
IGO, Ltd.	152,612	1,393,027
Insurance Australia Group, Ltd.	597,735	1,925,432
LendLease Corp., Ltd. Stapled Security	153,833	817,883
Lottery Corp., Ltd. (a)	535,431	1,626,699
Macquarie Group, Ltd.	83,930	9,502,884
Medibank Pvt, Ltd.	628,915	1,258,171
Mineral Resources, Ltd.	37,534	1,965,024
Mirvac Group REIT	906,922	1,310,012
National Australia Bank, Ltd.	726,680	14,813,509
Newcrest Mining, Ltd.	213,741	2,991,736
Northern Star Resources, Ltd.	270,543	2,001,644
Orica, Ltd.	107,058	1,093,377
Origin Energy, Ltd.	405,211	2,121,408
Pilbara Minerals, Ltd. (a)	568,996	1,446,992
Qantas Airways, Ltd. (a)	205,394	837,121
QBE Insurance Group, Ltd.	331,484	3,019,009
Ramsay Health Care, Ltd.	40,015	1,755,710
REA Group, Ltd.	13,296	999,048
Reece, Ltd.	48,540	465,781
Rio Tinto PLC	258,306	18,015,337
Rio Tinto, Ltd.	87,484	6,906,288
Santos, Ltd.	757,166	3,666,191
Scentre Group REIT	1,187,043	2,318,381
SEEK, Ltd.	86,138	1,223,784
Sonic Healthcare, Ltd.	100,481	2,042,192
South32, Ltd.	1,108,766	3,007,639
Stockland REIT	532,060	1,309,764
Suncorp Group, Ltd.	309,492	2,526,979
Telstra Group, Ltd.	949,415	2,568,945
Security Description	Shares	Value
Transurban Group Stapled Security	724,562	$ 6,377,875
Treasury Wine Estates, Ltd.	172,937	1,596,143
Vicinity, Ltd. REIT	963,990	1,307,460
Washington H Soul Pattinson & Co., Ltd.	54,689	1,025,836
Wesfarmers, Ltd.	258,776	8,056,698
Westpac Banking Corp.	802,441	12,706,495
WiseTech Global, Ltd.	34,530	1,188,388
Woodside Energy Group, Ltd.	434,478	10,442,086
Woolworths Group, Ltd.	276,075	6,283,112
		290,477,257
AUSTRIA — 0.2%
Erste Group Bank AG	76,314	2,435,238
Mondi PLC	106,343	1,803,033
OMV AG	33,198	1,704,209
Verbund AG	17,287	1,451,057
Voestalpine AG	23,088	610,595
		8,004,132
BELGIUM — 0.8%
Ageas SA/NV	35,037	1,548,827
Anheuser-Busch InBev SA/NV	198,993	11,950,352
D'ieteren Group	5,937	1,135,458
Elia Group SA	7,549	1,069,925
Groupe Bruxelles Lambert NV	23,311	1,855,450
KBC Group NV	56,243	3,606,321
Sofina SA	3,290	721,913
Solvay SA	17,054	1,719,255
UCB SA	30,272	2,376,560
Umicore SA	51,844	1,898,942
Warehouses De Pauw CVA REIT	42,698	1,216,704
		29,099,707
BRAZIL — 0.1%
Yara International ASA	39,830	1,741,021
CHILE — 0.0% (b)
Antofagasta PLC	90,497	1,682,415
CHINA — 0.6%
BOC Hong Kong Holdings, Ltd.	886,000	3,019,571
Budweiser Brewing Co. APAC, Ltd. (c)	396,400	1,246,852
ESR Group, Ltd. (c)	461,400	968,325
Futu Holdings, Ltd. ADR (a)	13,900	565,035
Prosus NV	190,152	13,079,459
SITC International Holdings Co., Ltd.	374,000	831,862
Wilmar International, Ltd.	483,600	1,503,588
Xinyi Glass Holdings, Ltd.	457,000	851,355
		22,066,047

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
DENMARK — 2.8%
AP Moller - Maersk A/S Class A	697	$ 1,537,474
AP Moller - Maersk A/S Class B	1,195	2,678,861
Carlsberg AS Class B	23,314	3,088,971
Chr. Hansen Holding A/S	22,975	1,647,654
Coloplast A/S Class B	28,564	3,328,712
Danske Bank A/S	159,628	3,145,436
Demant A/S (a)	21,378	590,761
DSV A/S	42,607	6,704,877
Genmab A/S (a)	14,972	6,319,403
Novo Nordisk A/S Class B	381,632	51,374,645
Novozymes A/S Class B	45,246	2,285,076
Orsted A/S (c)	44,129	3,998,168
Pandora A/S	22,763	1,594,555
ROCKWOOL A/S Class B	2,413	565,516
Tryg A/S	83,455	1,980,422
Vestas Wind Systems A/S	229,823	6,665,934
		97,506,465
FINLAND — 1.2%
Elisa Oyj	32,758	1,729,169
Fortum Oyj	109,333	1,813,294
Kesko Oyj Class B	58,592	1,289,416
Kone Oyj Class B	76,598	3,948,485
Neste Oyj	95,592	4,388,922
Nokia Oyj	1,272,905	5,878,261
Nordea Bank Abp	767,361	8,224,855
Orion Oyj Class B	26,149	1,429,981
Sampo Oyj Class A	108,936	5,675,906
Stora Enso Oyj Class R	125,100	1,755,695
UPM-Kymmene Oyj	120,673	4,498,572
Wartsila OYJ Abp	112,760	946,859
		41,579,415
FRANCE — 10.4%
Accor SA (a)	39,723	989,908
Adevinta ASA (a)	87,235	580,917
Aeroports de Paris (a)	6,344	847,683
Air Liquide SA	120,179	16,981,754
Airbus SE	135,709	16,079,622
Alstom SA	69,847	1,701,098
Amundi SA (c)	16,665	942,643
Arkema SA	14,239	1,274,688
AXA SA	428,221	11,907,621
BioMerieux	10,678	1,115,905
BNP Paribas SA	254,874	14,484,754
Bollore SE	208,451	1,161,289
Bouygues SA	53,902	1,613,054
Bureau Veritas SA	69,518	1,825,891
Capgemini SE	38,578	6,420,828
Carrefour SA	142,046	2,371,001
Cie de Saint-Gobain	116,099	5,656,336
Cie Generale des Etablissements Michelin SCA	158,641	4,399,508
Security Description	Shares	Value
Covivio REIT	10,954	$ 648,247
Credit Agricole SA	279,592	2,933,516
Danone SA	146,428	7,693,429
Dassault Aviation SA	5,851	987,876
Dassault Systemes SE	156,635	5,599,313
Edenred	59,913	3,253,375
Eiffage SA	19,566	1,919,455
Electricite de France SA	147,701	1,891,606
Engie SA	415,049	5,930,360
EssilorLuxottica SA	66,632	12,032,315
Eurazeo SE	9,467	587,022
Gecina SA REIT	11,088	1,125,973
Getlink SE	102,413	1,636,771
Hermes International	7,252	11,183,857
Ipsen SA	9,495	1,018,420
Kering SA	17,101	8,678,367
Klepierre SA REIT (a)	53,291	1,224,514
La Francaise des Jeux SAEM (c)	25,288	1,014,232
Legrand SA	60,404	4,823,357
L'Oreal SA	55,512	19,764,184
LVMH Moet Hennessy Louis Vuitton SE	63,799	46,294,019
Orange SA	450,888	4,466,110
Pernod Ricard SA	47,163	9,248,999
Publicis Groupe SA	54,155	3,434,292
Remy Cointreau SA	5,583	939,052
Renault SA (a)	43,968	1,467,574
Safran SA	78,169	9,754,148
Sanofi	262,458	25,164,919
Sartorius Stedim Biotech	6,314	2,038,431
SEB SA	4,806	401,360
Societe Generale SA	189,028	4,736,856
Sodexo SA	20,846	1,990,741
Teleperformance	13,699	3,255,930
Thales SA	25,619	3,261,885
TotalEnergies SE	573,160	35,876,483
Ubisoft Entertainment SA (a)	25,676	723,705
Unibail-Rodamco-Westfield REIT (a)	28,759	1,492,602
Valeo	48,013	855,739
Veolia Environnement SA	149,853	3,838,333
Vinci SA	123,233	12,269,535
Vivendi SE	155,977	1,483,881
Wendel SE	6,806	633,395
Worldline SA (a)(c)	58,818	2,293,115
		360,221,793
GERMANY — 7.5%
adidas AG	40,564	5,517,987
Allianz SE	93,888	20,130,566
Aroundtown SA	205,873	479,644
BASF SE	210,158	10,404,861
Bayer AG	225,003	11,604,492
Bayerische Motoren Werke AG	78,084	6,948,482

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	14,237	$ 1,208,717
Bechtle AG	22,797	804,353
Beiersdorf AG	24,289	2,778,884
Brenntag SE	36,926	2,353,521
Carl Zeiss Meditec AG	10,060	1,265,837
Commerzbank AG (a)	244,613	2,306,754
Continental AG	27,986	1,672,013
Covestro AG (c)	44,470	1,734,684
Daimler Truck Holding AG (a)	101,403	3,132,495
Deutsche Bank AG	468,702	5,296,350
Deutsche Boerse AG	43,315	7,461,185
Deutsche Lufthansa AG (a)	144,491	1,197,425
Deutsche Post AG	226,314	8,497,149
Deutsche Telekom AG	743,743	14,794,087
E.ON SE	508,437	5,064,900
Evonik Industries AG	55,830	1,068,649
Fresenius Medical Care AG & Co. KGaA	48,848	1,593,706
Fresenius SE & Co. KGaA	94,002	2,633,494
GEA Group AG	33,847	1,379,906
Hannover Rueck SE	14,190	2,809,262
HeidelbergCement AG	34,858	1,982,132
HelloFresh SE (a)	35,709	782,407
Henkel AG & Co. KGaA Preference Shares	39,742	2,757,799
Henkel AG & Co. KGaA	25,964	1,669,532
Infineon Technologies AG	298,378	9,053,357
Knorr-Bremse AG	19,335	1,053,224
LEG Immobilien SE	16,200	1,052,235
Mercedes-Benz Group AG	183,831	12,046,284
Merck KGaA	30,387	5,866,679
MTU Aero Engines AG	12,755	2,752,502
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,056	10,400,372
Nemetschek SE	11,865	603,894
Porsche Automobil Holding SE Preference Shares	35,504	1,941,567
Puma SE	24,271	1,468,712
Rational AG	1,075	636,748
Rheinmetall AG	9,936	1,972,910
RWE AG	151,424	6,721,243
SAP SE	240,240	24,714,013
Sartorius AG Preference Shares	5,356	2,111,560
Scout24 SE (c)	17,219	862,431
Siemens AG	175,982	24,348,558
Siemens Energy AG (a)	107,782	2,021,657
Siemens Healthineers AG (c)	67,836	3,383,156
Symrise AG	29,768	3,229,409
Telefonica Deutschland Holding AG	255,715	628,516
United Internet AG	19,986	402,925
Volkswagen AG	7,156	1,127,638
Volkswagen AG Preference Shares	42,064	5,226,418
Security Description	Shares	Value
Vonovia SE	166,816	$ 3,920,315
Zalando SE (a)(c)	51,595	1,823,194
		260,700,790
HONG KONG — 2.7%
AIA Group, Ltd.	2,747,800	30,558,689
CK Asset Holdings, Ltd.	461,899	2,843,612
CK Infrastructure Holdings, Ltd.	136,000	711,805
CLP Holdings, Ltd.	378,500	2,761,783
Hang Lung Properties, Ltd.	527,000	1,030,374
Hang Seng Bank, Ltd.	170,600	2,837,158
Henderson Land Development Co., Ltd.	339,436	1,185,098
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	796,490	527,595
HKT Trust & HKT, Ltd. Stapled Security	881,000	1,080,234
Hong Kong & China Gas Co., Ltd.	2,623,995	2,494,576
Hong Kong Exchanges & Clearing, Ltd.	275,930	11,921,101
Hongkong Land Holdings, Ltd.	253,600	1,166,560
Jardine Matheson Holdings, Ltd.	38,300	1,949,470
Link REIT	490,910	3,604,013
MTR Corp., Ltd.	376,601	1,995,202
New World Development Co., Ltd.	351,269	990,130
Power Assets Holdings, Ltd.	334,500	1,832,155
Prudential PLC	627,658	8,512,739
Sino Land Co., Ltd.	820,113	1,025,542
Sun Hung Kai Properties, Ltd.	339,000	4,638,748
Swire Pacific, Ltd. Class A	122,000	1,073,857
Swire Properties, Ltd.	294,600	748,866
Techtronic Industries Co., Ltd.	320,500	3,576,647
WH Group, Ltd. (c)	1,857,266	1,080,338
Wharf Real Estate Investment Co., Ltd.	369,000	2,151,135
		92,297,427
IRELAND — 0.7%
AerCap Holdings NV (a)	32,000	1,866,240
AIB Group PLC	280,574	1,082,784
Bank of Ireland Group PLC	253,491	2,407,789
CRH PLC	171,898	6,789,783
Flutter Entertainment PLC (a)	37,872	5,165,532
Kerry Group PLC Class A	37,756	3,394,457
Kingspan Group PLC	36,735	1,983,010
Smurfit Kappa Group PLC	57,588	2,124,084
		24,813,679
ISRAEL — 0.7%
Azrieli Group, Ltd.	11,856	787,653

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Bank Hapoalim BM	298,613	$ 2,678,477
Bank Leumi Le-Israel BM	370,375	3,073,067
Bezeq The Israeli Telecommunication Corp., Ltd.	504,899	862,869
Check Point Software Technologies, Ltd. (a)	22,410	2,827,246
Elbit Systems, Ltd.	6,010	973,705
ICL Group, Ltd.	150,007	1,079,753
Israel Discount Bank, Ltd. Class A	304,717	1,593,665
Mizrahi Tefahot Bank, Ltd.	39,270	1,262,635
Nice, Ltd. (a)	15,221	2,917,066
Teva Pharmaceutical Industries, Ltd. ADR (a)	243,528	2,220,975
Teva Pharmaceutical Industries, Ltd. (a)	15,600	143,311
Tower Semiconductor, Ltd. (a)	25,717	1,118,291
Wix.com, Ltd. (a)	15,000	1,152,450
ZIM Integrated Shipping Services, Ltd.	24,000	412,560
		23,103,723
ITALY — 1.9%
Amplifon SpA	25,292	750,942
Assicurazioni Generali SpA	260,089	4,611,990
Coca-Cola HBC AG	49,015	1,163,284
Davide Campari-Milano NV	124,344	1,258,585
DiaSorin SpA	5,558	773,503
Enel SpA	1,860,331	9,986,750
Eni SpA	570,596	8,090,753
Ferrari NV	29,689	6,343,451
FinecoBank Banca Fineco SpA	144,663	2,396,156
Infrastrutture Wireless Italiane SpA (c)	73,441	737,868
Intesa Sanpaolo SpA ADR	3,814,195	8,458,910
Mediobanca Banca di Credito Finanziario SpA	152,276	1,460,048
Moncler SpA	49,394	2,609,428
Nexi SpA (a)(c)	142,489	1,120,157
Poste Italiane SpA (c)	114,945	1,119,532
Prysmian SpA	60,882	2,252,078
Recordati Industria Chimica e Farmaceutica SpA	25,093	1,037,744
Snam SpA	445,575	2,152,768
Telecom Italia SpA (a)	2,694,816	622,088
Terna - Rete Elettrica Nazionale	323,295	2,380,752
UniCredit SpA	436,727	6,186,035
		65,512,822
JAPAN — 20.9%
Advantest Corp.	46,000	2,956,383
Aeon Co., Ltd.	157,000	3,311,463
AGC, Inc.	41,700	1,388,999
Aisin Corp.	36,600	979,181
Security Description	Shares	Value
Ajinomoto Co., Inc.	109,900	$ 3,357,512
ANA Holdings, Inc. (a)	39,200	831,862
Asahi Group Holdings, Ltd.	108,100	3,374,617
Asahi Intecc Co., Ltd.	49,600	813,478
Asahi Kasei Corp.	304,400	2,171,830
Astellas Pharma, Inc.	417,500	6,348,962
Azbil Corp.	27,400	690,477
Bandai Namco Holdings, Inc.	46,200	2,911,113
Bridgestone Corp.	133,900	4,760,505
Brother Industries, Ltd.	49,800	757,502
Canon, Inc.	234,900	5,083,610
Capcom Co., Ltd.	41,600	1,327,341
Central Japan Railway Co.	32,500	3,991,531
Chiba Bank, Ltd.	135,500	987,919
Chubu Electric Power Co., Inc.	149,800	1,546,308
Chugai Pharmaceutical Co., Ltd.	160,000	4,084,126
Concordia Financial Group, Ltd.	235,000	979,575
CyberAgent, Inc.	97,100	859,546
Dai Nippon Printing Co., Ltd.	46,300	929,895
Daifuku Co., Ltd.	23,900	1,119,421
Dai-ichi Life Holdings, Inc.	221,900	5,035,193
Daiichi Sankyo Co., Ltd.	401,600	12,935,693
Daikin Industries, Ltd.	56,900	8,711,054
Daito Trust Construction Co., Ltd.	15,000	1,539,278
Daiwa House Industry Co., Ltd.	142,000	3,270,590
Daiwa House REIT Investment Corp.	535	1,189,655
Daiwa Securities Group, Inc.	329,500	1,455,898
Denso Corp.	98,100	4,859,461
Dentsu Group, Inc.	50,700	1,592,720
Disco Corp.	6,300	1,802,456
East Japan Railway Co.	72,000	4,103,528
Eisai Co., Ltd.	56,700	3,740,322
ENEOS Holdings, Inc.	735,800	2,498,302
FANUC Corp.	43,600	6,554,292
Fast Retailing Co., Ltd.	13,300	8,117,390
Fuji Electric Co., Ltd.	29,100	1,109,349
FUJIFILM Holdings Corp.	86,000	4,318,087
Fujitsu, Ltd.	46,300	6,181,170
GLP J-REIT	898	1,029,728
GMO Payment Gateway, Inc.	9,300	769,684
Hakuhodo DY Holdings, Inc.	55,500	559,438
Hamamatsu Photonics KK	30,300	1,451,332
Hankyu Hanshin Holdings, Inc.	53,700	1,595,392
Hikari Tsushin, Inc.	4,900	691,485
Hirose Electric Co., Ltd.	6,810	856,766
Hitachi Construction Machinery Co., Ltd.	23,300	522,526
Hitachi, Ltd.	221,800	11,247,594
Honda Motor Co., Ltd.	372,200	8,552,885
Hoshizaki Corp.	27,800	980,780

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Hoya Corp.	82,400	$ 7,934,306
Hulic Co., Ltd.	105,600	832,347
Ibiden Co., Ltd.	26,800	971,905
Idemitsu Kosan Co., Ltd.	45,540	1,059,591
Iida Group Holdings Co., Ltd.	35,900	544,438
Inpex Corp.	250,300	2,648,215
Isuzu Motors, Ltd.	136,000	1,594,543
Ito En, Ltd.	15,800	573,587
ITOCHU Corp.	271,400	8,527,981
Itochu Techno-Solutions Corp.	21,900	509,553
Japan Airlines Co., Ltd. (a)	39,300	802,709
Japan Exchange Group, Inc.	109,000	1,567,528
Japan Metropolitan Fund Invest REIT	1,609	1,276,761
Japan Post Bank Co., Ltd.	87,100	744,619
Japan Post Holdings Co., Ltd.	556,800	4,682,024
Japan Post Insurance Co., Ltd.	42,100	740,567
Japan Real Estate Investment Corp. REIT	318	1,390,625
Japan Tobacco, Inc.	282,400	5,695,300
JFE Holdings, Inc.	112,600	1,310,801
JSR Corp.	41,100	806,145
Kajima Corp.	92,300	1,074,484
Kakaku.com, Inc.	33,100	529,821
Kansai Electric Power Co., Inc.	152,000	1,473,402
Kao Corp.	107,300	4,273,459
KDDI Corp.	369,300	11,145,194
Keio Corp.	27,500	1,008,754
Keisei Electric Railway Co., Ltd.	34,100	970,446
Keyence Corp.	44,700	17,419,940
Kikkoman Corp.	34,100	1,793,581
Kintetsu Group Holdings Co., Ltd.	39,400	1,300,443
Kirin Holdings Co., Ltd.	197,100	3,004,040
Kobayashi Pharmaceutical Co., Ltd.	14,100	964,970
Kobe Bussan Co., Ltd.	35,500	1,019,705
Koei Tecmo Holdings Co., Ltd.	26,540	481,137
Koito Manufacturing Co., Ltd.	50,500	760,495
Komatsu, Ltd.	209,000	4,555,565
Konami Group Corp.	21,000	950,169
Kose Corp.	8,400	918,019
Kubota Corp.	241,900	3,331,178
Kurita Water Industries, Ltd.	24,000	993,141
Kyocera Corp.	74,800	3,714,348
Kyowa Kirin Co., Ltd.	62,300	1,425,943
Lasertec Corp.	17,500	2,884,061
Lixil Corp.	59,800	906,891
M3, Inc.	101,900	2,763,259
Makita Corp.	53,900	1,258,191
Marubeni Corp.	361,300	4,148,467
Security Description	Shares	Value
Mazda Motor Corp.	118,100	$ 899,545
McDonald's Holdings Co. Japan, Ltd.	21,100	798,776
MEIJI Holdings Co., Ltd.	28,000	1,430,293
MINEBEA MITSUMI, Inc.	83,300	1,244,339
MISUMI Group, Inc.	66,000	1,440,100
Mitsubishi Chemical Group Corp.	296,900	1,540,698
Mitsubishi Corp.	288,600	9,368,099
Mitsubishi Electric Corp.	436,400	4,344,321
Mitsubishi Estate Co., Ltd.	280,900	3,642,578
Mitsubishi HC Capital, Inc.	161,000	791,913
Mitsubishi Heavy Industries, Ltd.	76,800	3,046,506
Mitsubishi UFJ Financial Group, Inc.	2,746,400	18,504,298
Mitsui & Co., Ltd.	327,700	9,569,352
Mitsui Chemicals, Inc.	49,100	1,107,071
Mitsui Fudosan Co., Ltd.	203,800	3,733,257
Mitsui OSK Lines, Ltd.	81,700	2,037,159
Mizuho Financial Group, Inc.	550,140	7,738,526
MonotaRO Co., Ltd.	53,900	758,591
MS&AD Insurance Group Holdings, Inc.	99,800	3,194,931
Murata Manufacturing Co., Ltd.	130,700	6,525,837
NEC Corp.	58,300	2,047,978
Nexon Co., Ltd.	116,200	2,608,544
NGK Insulators, Ltd.	63,900	812,643
Nidec Corp.	105,200	5,452,748
Nihon M&A Center Holdings, Inc.	77,900	961,758
Nintendo Co., Ltd.	252,600	10,590,649
Nippon Building Fund, Inc. REIT	377	1,680,064
Nippon Express Holdings, Inc.	16,100	920,035
Nippon Paint Holdings Co., Ltd.	190,000	1,496,154
Nippon Prologis REIT, Inc.	470	1,098,905
Nippon Sanso Holdings Corp.	47,100	683,949
Nippon Shinyaku Co., Ltd.	10,200	578,241
Nippon Steel Corp.	180,800	3,140,654
Nippon Telegraph & Telephone Corp.	272,600	7,772,338
Nippon Yusen KK	112,100	2,642,245
Nissan Chemical Corp.	32,800	1,436,841
Nissan Motor Co., Ltd.	535,400	1,696,546
Nisshin Seifun Group, Inc.	45,100	565,010
Nissin Foods Holdings Co., Ltd.	15,100	1,192,482
Nitori Holdings Co., Ltd.	18,900	2,442,268
Nitto Denko Corp.	31,200	1,808,936
Nomura Holdings, Inc.	645,100	2,388,843
Nomura Real Estate Holdings, Inc.	30,100	645,595

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	899	$ 1,110,591
Nomura Research Institute, Ltd.	88,300	2,084,615
NTT Data Corp.	155,500	2,276,903
Obayashi Corp.	137,000	1,036,235
Obic Co., Ltd.	16,600	2,441,972
Odakyu Electric Railway Co., Ltd.	66,800	866,231
Oji Holdings Corp.	162,700	654,771
Olympus Corp.	276,700	4,932,346
Omron Corp.	45,400	2,203,850
Ono Pharmaceutical Co., Ltd.	90,200	2,107,595
Open House Group Co., Ltd.	22,200	810,974
Oracle Corp. Japan	10,800	697,381
Oriental Land Co., Ltd.	45,500	6,607,147
ORIX Corp.	270,000	4,335,102
Osaka Gas Co., Ltd.	80,300	1,296,290
Otsuka Corp.	28,100	884,880
Otsuka Holdings Co., Ltd.	94,600	3,086,536
Pan Pacific International Holdings Corp.	82,500	1,533,764
Panasonic Holdings Corp.	498,400	4,194,727
Persol Holdings Co., Ltd.	41,400	887,333
Rakuten Group, Inc. (a)	179,400	810,356
Recruit Holdings Co., Ltd.	329,900	10,443,687
Renesas Electronics Corp. (a)	279,200	2,504,325
Resona Holdings, Inc.	513,100	2,812,338
Ricoh Co., Ltd.	138,000	1,053,212
Rohm Co., Ltd.	20,300	1,466,209
SBI Holdings, Inc.	55,200	1,053,002
SCSK Corp.	38,200	579,319
Secom Co., Ltd.	46,800	2,675,451
Seiko Epson Corp.	57,900	845,166
Sekisui Chemical Co., Ltd.	92,400	1,292,038
Sekisui House, Ltd.	141,800	2,507,790
Seven & i Holdings Co., Ltd.	171,700	7,365,357
SG Holdings Co., Ltd.	68,100	944,507
Sharp Corp.	43,600	312,266
Shimadzu Corp.	55,700	1,580,935
Shimano, Inc.	16,200	2,568,525
Shimizu Corp.	113,000	602,918
Shin-Etsu Chemical Co., Ltd.	85,800	10,550,646
Shionogi & Co., Ltd.	62,600	3,124,663
Shiseido Co., Ltd.	95,400	4,678,718
Shizuoka Financial Group, Inc.	96,100	768,392
SMC Corp.	13,500	5,686,688
Softbank Corp.	654,600	7,382,203
SoftBank Group Corp.	276,300	11,818,843
Sompo Holdings, Inc.	72,600	3,224,343
Sony Group Corp.	290,000	22,055,781
Square Enix Holdings Co., Ltd.	21,300	989,571
Subaru Corp.	146,200	2,246,546
SUMCO Corp.	87,100	1,159,837
Security Description	Shares	Value
Sumitomo Chemical Co., Ltd.	328,200	$ 1,179,028
Sumitomo Corp.	268,800	4,473,719
Sumitomo Electric Industries, Ltd.	156,300	1,782,207
Sumitomo Metal Mining Co., Ltd.	57,300	2,028,484
Sumitomo Mitsui Financial Group, Inc.	299,200	12,009,270
Sumitomo Mitsui Trust Holdings, Inc.	80,300	2,792,197
Sumitomo Realty & Development Co., Ltd.	69,800	1,651,035
Suntory Beverage & Food, Ltd.	35,200	1,200,500
Suzuki Motor Corp.	82,000	2,654,303
Sysmex Corp.	37,100	2,248,860
T&D Holdings, Inc.	115,500	1,664,944
Taisei Corp.	43,500	1,401,152
Takeda Pharmaceutical Co., Ltd.	344,017	10,718,511
TDK Corp.	86,800	2,851,779
Terumo Corp.	154,000	4,372,155
TIS, Inc.	48,400	1,276,532
Tobu Railway Co., Ltd.	45,400	1,059,775
Toho Co., Ltd.	29,100	1,120,376
Tokio Marine Holdings, Inc.	419,400	8,987,483
Tokyo Electric Power Co. Holdings, Inc. (a)	359,000	1,295,115
Tokyo Electron, Ltd.	34,200	10,077,654
Tokyo Gas Co., Ltd.	98,200	1,923,885
Tokyu Corp.	123,200	1,552,780
TOPPAN, INC.	53,900	798,216
Toray Industries, Inc.	334,500	1,867,389
Toshiba Corp.	93,600	3,265,306
Tosoh Corp.	67,700	805,555
TOTO, Ltd.	33,900	1,156,164
Toyota Industries Corp.	36,500	2,002,804
Toyota Motor Corp.	2,442,200	33,547,974
Toyota Tsusho Corp.	51,900	1,921,494
Trend Micro, Inc. (a)	31,300	1,456,531
Unicharm Corp.	90,600	3,479,941
USS Co., Ltd.	47,000	746,258
Welcia Holdings Co., Ltd.	21,500	501,061
West Japan Railway Co.	52,400	2,275,187
Yakult Honsha Co., Ltd.	30,200	1,959,241
Yamaha Corp.	36,500	1,361,022
Yamaha Motor Co., Ltd.	69,400	1,583,190
Yamato Holdings Co., Ltd.	73,500	1,162,564
Yaskawa Electric Corp.	52,400	1,677,896
Yokogawa Electric Corp.	54,600	871,067
Z Holdings Corp.	628,000	1,580,174
ZOZO, Inc.	26,100	644,860
		722,635,981
JORDAN — 0.0% (b)
Hikma Pharmaceuticals PLC	36,364	678,880

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
LUXEMBOURG — 0.2%
ArcelorMittal SA	124,550	$ 3,266,655
Eurofins Scientific SE	29,712	2,126,480
		5,393,135
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	506,000	3,345,262
Sands China, Ltd. (a)	549,600	1,823,796
		5,169,058
NETHERLANDS — 5.0%
ABN AMRO Bank NV (c)	96,771	1,334,879
Adyen NV (a)(c)	5,116	7,034,727
Aegon NV	438,256	2,216,098
Akzo Nobel NV	41,927	2,799,345
Argenx SE (a)	12,453	4,629,067
ASM International NV	10,428	2,622,614
ASML Holding NV	93,705	50,383,334
Euronext NV (c)	21,706	1,602,141
EXOR NV (a)	24,631	1,795,431
Heineken Holding NV	22,874	1,758,904
Heineken NV	60,943	5,715,837
IMCD NV	12,486	1,774,314
ING Groep NV	862,129	10,478,176
JDE Peet's NV	20,587	593,669
Koninklijke Ahold Delhaize NV	246,765	7,068,578
Koninklijke DSM NV	41,001	5,001,573
Koninklijke KPN NV	731,441	2,256,021
Koninklijke Philips NV	205,090	3,065,226
NN Group NV	62,161	2,531,584
OCI NV	24,942	889,618
Randstad NV	28,118	1,709,308
Shell PLC	1,674,442	46,849,990
Universal Music Group NV	169,279	4,066,723
Wolters Kluwer NV	59,706	6,229,384
		174,406,541
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (a)	297,654	1,470,242
Fisher & Paykel Healthcare Corp., Ltd.	144,217	2,061,347
Mercury NZ, Ltd.	173,721	610,876
Meridian Energy, Ltd.	311,573	1,032,565
Spark New Zealand, Ltd.	443,430	1,514,415
Xero, Ltd. (a)	32,240	1,536,352
		8,225,797
NORWAY — 0.7%
Aker BP ASA	72,284	2,231,404
DNB Bank ASA	217,211	4,287,552
Equinor ASA	217,383	7,763,206
Gjensidige Forsikring ASA	46,488	907,014
Kongsberg Gruppen ASA	20,452	862,841
Mowi ASA	99,378	1,686,733
Norsk Hydro ASA	307,687	2,290,083
Security Description	Shares	Value
Orkla ASA	159,655	$ 1,149,723
Salmar ASA	17,102	668,039
Telenor ASA	150,862	1,402,798
		23,249,393
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	621,379	3,087,703
Galp Energia SGPS SA	119,416	1,607,103
Jeronimo Martins SGPS SA	63,099	1,358,969
		6,053,775
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	39,232	1,874,953
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	824,615	1,684,644
CapitaLand Integrated Commercial Trust REIT	1,159,489	1,763,613
Capitaland Investment, Ltd.	621,482	1,714,497
City Developments, Ltd.	91,600	562,085
DBS Group Holdings, Ltd.	414,457	10,481,943
Genting Singapore, Ltd.	1,255,700	894,120
Grab Holdings, Ltd. Class A (a)	313,800	1,010,436
Jardine Cycle & Carriage, Ltd.	25,900	552,296
Keppel Corp., Ltd.	350,700	1,898,361
Mapletree Logistics Trust REIT	785,804	931,575
Mapletree Pan Asia Commercial Trust REIT	656,900	817,941
Oversea-Chinese Banking Corp., Ltd.	799,166	7,257,562
Sea, Ltd. ADR (a)	81,500	4,240,445
Singapore Airlines, Ltd.	339,949	1,401,669
Singapore Exchange, Ltd.	208,100	1,388,678
Singapore Technologies Engineering, Ltd.	410,500	1,025,332
Singapore Telecommunications, Ltd.	1,922,200	3,683,309
STMicroelectronics NV	155,069	5,460,584
United Overseas Bank, Ltd.	277,990	6,363,177
UOL Group, Ltd.	136,932	686,089
Venture Corp., Ltd.	73,700	937,460
		54,755,816
SOUTH AFRICA — 0.3%
Anglo American PLC	290,971	11,328,046
SPAIN — 2.3%
Acciona SA	5,850	1,073,242
ACS Actividades de Construccion y Servicios SA	48,154	1,375,773
Aena SME SA (a)(c)	18,507	2,316,861
Amadeus IT Group SA (a)	105,891	5,486,738
Banco Bilbao Vizcaya Argentaria SA	1,384,974	8,327,688

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Banco Santander SA	3,846,144	$ 11,503,689
CaixaBank SA	1,034,418	4,053,822
Cellnex Telecom SA (c)	122,513	4,042,850
Corp. ACCIONA Energias Renovables SA	17,277	666,381
EDP Renovaveis SA	71,921	1,579,673
Enagas SA	53,522	886,809
Endesa SA	70,762	1,331,808
Ferrovial SA	108,936	2,844,929
Grifols SA (a)	69,944	803,956
Iberdrola SA	1,387,512	16,185,379
Industria de Diseno Textil SA	248,257	6,584,061
Naturgy Energy Group SA	33,258	862,873
Red Electrica Corp. SA	100,451	1,743,174
Repsol SA	312,523	4,953,069
Telefonica SA	1,173,019	4,237,695
		80,860,470
SWEDEN — 2.9%
Alfa Laval AB	63,536	1,836,047
Assa Abloy AB Class B	226,956	4,872,600
Atlas Copco AB Class A	612,154	7,232,224
Atlas Copco AB Class B	351,318	3,745,998
Boliden AB	60,570	2,274,391
Electrolux AB Class B	50,198	678,235
Embracer Group AB (a)	129,428	587,423
Epiroc AB Class A	146,865	2,675,975
Epiroc AB Class B	90,050	1,448,907
EQT AB	67,811	1,435,684
Essity AB Class B	136,914	3,591,208
Evolution AB (c)	42,690	4,160,221
Fastighets AB Balder Class B (a)	161,934	754,071
Getinge AB Class B	58,281	1,209,864
H & M Hennes & Mauritz AB Class B	181,959	1,960,082
Hexagon AB Class B	440,249	4,605,513
Holmen AB Class B	21,157	840,432
Husqvarna AB Class B	96,287	675,705
Industrivarden AB Class A	27,593	671,321
Industrivarden AB Class C	32,804	796,527
Indutrade AB	66,570	1,348,714
Investment AB Latour Class B	36,812	696,353
Investor AB Class A	109,907	2,044,769
Investor AB Class B	415,412	7,517,644
Kinnevik AB Class B (a)	60,644	833,458
L E Lundbergforetagen AB Class B	16,895	720,099
Lifco AB Class B	61,729	1,031,729
Nibe Industrier AB Class B	364,595	3,397,685
Sagax AB Class B	44,033	999,453
Sandvik AB	254,702	4,605,390
Securitas AB Class B	120,853	1,008,626
Skandinaviska Enskilda Banken AB Class A	364,727	4,198,762
Skanska AB Class B	85,209	1,349,344
Security Description	Shares	Value
SKF AB Class B	82,107	$ 1,254,122
Svenska Cellulosa AB SCA Class B	132,290	1,675,288
Svenska Handelsbanken AB Class A	327,118	3,299,592
Swedbank AB Class A	214,953	3,657,677
Swedish Orphan Biovitrum AB (a)	37,852	783,596
Tele2 AB Class B	133,723	1,092,166
Telefonaktiebolaget LM Ericsson Class B	657,464	3,842,752
Telia Co. AB	645,278	1,651,050
Volvo AB Class A	41,104	781,487
Volvo AB Class B	343,138	6,207,078
Volvo Car AB Class B (a)	116,022	527,580
		100,576,842
SWITZERLAND — 7.3%
ABB, Ltd.	359,828	10,913,072
Adecco Group AG	40,504	1,333,498
Alcon, Inc.	113,964	7,782,367
Bachem Holding AG Class B	8,450	729,283
Baloise Holding AG	10,644	1,641,698
Banque Cantonale Vaudoise	7,903	758,097
Barry Callebaut AG	804	1,589,403
BKW AG	5,541	757,605
Chocoladefabriken Lindt & Spruengli AG (d)	231	2,354,442
Chocoladefabriken Lindt & Spruengli AG (d)	24	2,464,332
Cie Financiere Richemont SA Class A	119,810	15,526,609
Clariant AG (a)	52,733	834,996
Credit Suisse Group AG	799,709	2,389,100
EMS-Chemie Holding AG	1,583	1,071,074
Geberit AG	8,076	3,801,446
Givaudan SA	2,100	6,430,285
Holcim AG	126,142	6,527,971
Julius Baer Group, Ltd.	47,683	2,775,839
Kuehne + Nagel International AG	13,140	3,056,343
Logitech International SA	42,328	2,610,501
Lonza Group AG	16,997	8,323,974
Novartis AG	498,606	45,048,071
Partners Group Holding AG	5,314	4,691,391
Roche Holding AG Bearer Shares	5,908	2,288,616
Roche Holding AG	161,965	50,854,769
Schindler Holding AG (d)	9,224	1,733,737
Schindler Holding AG (d)	5,914	1,066,208
SGS SA	1,533	3,562,419
SIG Group AG (a)	76,223	1,664,186
Sika AG	33,324	7,985,226
Sonova Holding AG	13,020	3,086,128
Straumann Holding AG	25,777	2,942,122
Swatch Group AG Bearer Shares (d)	6,580	1,870,450

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Swatch Group AG (d)	13,415	$ 696,559
Swiss Life Holding AG	7,324	3,774,409
Swiss Prime Site AG	19,215	1,664,594
Swisscom AG	6,131	3,357,074
Temenos AG	14,894	816,820
UBS Group AG	768,124	14,284,018
VAT Group AG (c)	6,783	1,853,375
Zurich Insurance Group AG	34,548	16,515,975
		253,428,082
UNITED KINGDOM — 11.3%
3i Group PLC	231,053	3,728,481
Abrdn PLC	471,865	1,074,195
Admiral Group PLC	41,914	1,077,441
Ashtead Group PLC	100,040	5,679,961
Associated British Foods PLC	86,465	1,639,178
AstraZeneca PLC	357,168	48,196,739
Auto Trader Group PLC (c)	235,016	1,457,606
AVEVA Group PLC	28,680	1,108,459
Aviva PLC	628,826	3,349,406
BAE Systems PLC	713,413	7,345,891
Barclays PLC	3,792,882	7,232,411
Barratt Developments PLC	254,079	1,212,747
Berkeley Group Holdings PLC	27,737	1,258,856
BP PLC	4,328,880	24,729,048
British American Tobacco PLC	491,195	19,389,028
British Land Co. PLC REIT	225,039	1,069,534
BT Group PLC	1,533,042	2,066,311
Bunzl PLC	75,004	2,489,234
Burberry Group PLC	86,453	2,111,085
CK Hutchison Holdings, Ltd.	638,000	3,829,659
CNH Industrial NV	238,512	3,809,368
Coca-Cola Europacific Partners PLC (d)	38,200	2,113,224
Coca-Cola Europacific Partners PLC (d)	9,101	499,736
Compass Group PLC	403,637	9,310,136
Croda International PLC	32,239	2,561,051
DCC PLC	20,770	1,019,357
Diageo PLC	523,684	22,992,799
Entain PLC	129,710	2,061,913
Experian PLC	209,703	7,095,844
Haleon PLC (a)	1,147,730	4,519,410
Halma PLC	93,679	2,224,432
Hargreaves Lansdown PLC	89,571	922,513
HSBC Holdings PLC	4,596,076	28,511,103
Imperial Brands PLC	204,592	5,096,810
Informa PLC	348,856	2,600,083
InterContinental Hotels Group PLC	40,760	2,325,994
Intertek Group PLC	36,462	1,769,319
J Sainsbury PLC	395,938	1,036,848
JD Sports Fashion PLC	613,667	931,214
Johnson Matthey PLC	45,197	1,156,397
Security Description	Shares	Value
Just Eat Takeaway.com NV (a)(c)	43,530	$ 917,533
Kingfisher PLC	508,426	1,443,954
Land Securities Group PLC REIT	155,421	1,161,744
Legal & General Group PLC	1,424,274	4,274,583
Lloyds Banking Group PLC	15,574,252	8,507,234
London Stock Exchange Group PLC	74,861	6,425,991
M&G PLC	636,034	1,437,213
Melrose Industries PLC	990,407	1,602,381
National Grid PLC	819,783	9,835,534
NatWest Group PLC	1,239,771	3,954,983
Next PLC	29,524	2,061,968
Ocado Group PLC (a)	135,716	1,006,943
Pearson PLC	149,421	1,688,105
Persimmon PLC	69,777	1,021,486
Phoenix Group Holdings PLC	184,958	1,354,050
Reckitt Benckiser Group PLC	163,845	11,340,514
RELX PLC (d)	445,227	12,253,699
Rentokil Initial PLC	563,508	3,443,448
Rolls-Royce Holdings PLC (a)	1,947,338	2,183,167
Sage Group PLC	224,274	2,011,474
Schroders PLC	183,151	960,562
Segro PLC REIT	278,168	2,555,070
Severn Trent PLC	54,976	1,753,124
Smith & Nephew PLC	193,640	2,584,354
Smiths Group PLC	88,955	1,710,459
Spirax-Sarco Engineering PLC	16,231	2,072,502
SSE PLC	241,788	4,979,299
St James's Place PLC	134,575	1,772,590
Standard Chartered PLC	584,797	4,378,289
Taylor Wimpey PLC	764,908	935,290
Tesco PLC	1,687,839	4,551,938
Unilever PLC	585,964	29,477,093
United Utilities Group PLC	155,320	1,852,277
Vodafone Group PLC	6,219,922	6,302,792
Whitbread PLC	45,292	1,400,181
WPP PLC	259,824	2,563,473
		390,378,118
UNITED STATES — 3.7%
CyberArk Software, Ltd. (a)	9,300	1,205,745
GSK PLC	933,807	16,148,228
James Hardie Industries PLC CDI	105,109	1,881,783
Nestle SA	634,345	73,458,413
QIAGEN NV (a)	50,586	2,537,971
Schneider Electric SE	124,614	17,385,006
Stellantis NV (d)	83,110	1,177,037
Stellantis NV (d)	436,308	6,176,375
Swiss Re AG	68,620	6,414,027

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Security Description	Shares	Value
Tenaris SA	114,203	$ 1,984,866
		128,369,451
TOTAL COMMON STOCKS (Cost $2,820,373,303)		3,286,191,031

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (a)	26,219	2,651,315
RIGHTS — 0.0% (b)
AUSTRALIA — 0.0% (b)
Australia & New Zealand Banking Group, Ltd. (expiring 01/02/23) (a)(e)	50,362	—
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	150,126,647	150,156,673
State Street Navigator Securities Lending Portfolio II (h)(i)	36,982,799	36,982,799
TOTAL SHORT-TERM INVESTMENTS (Cost $187,143,303)		187,139,472
TOTAL INVESTMENTS — 100.4% (Cost $3,009,718,838)		3,475,981,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(12,554,959)
NET ASSETS — 100.0%		$ 3,463,426,859

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Portfolio's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,785	03/17/2023	$175,569,498	$173,983,950	$(1,585,548)

During the year ended December 31, 2022, the average notional value related to futures contracts was $94,573,923.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 258,122,011	$3,028,069,020	$ —	$3,286,191,031
Preferred Stocks	2,651,315	—	—	2,651,315
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Rights	$ —	$ —	$0 (a)	$ —
Short-Term Investments	187,139,472	—	—	187,139,472
TOTAL INVESTMENTS	$447,912,798	$3,028,069,020	$ —	$3,475,981,818
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(1,585,548)	—	—	(1,585,548)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,585,548)	$ —	$ —	$ (1,585,548)
(a) The Portfolio held a Level 3 security that was valued at $0 at December 31, 2022.
(b) Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	17.7%
Industrials	14.3
Health Care	12.8
Consumer Discretionary	10.5
Consumer Staples	10.0
Information Technology	7.5
Materials	7.4
Energy	4.7
Communication Services	4.3
Utilities	3.3
Real Estate	2.5
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,646,528	$24,648,993	$1,141,800,191	$1,016,317,583	$28,903	$(3,831)	150,126,647	$150,156,673	$ 966,521
State Street Navigator Securities Lending Portfolio II	21,854,737	21,854,737	665,007,875	649,879,813	—	—	36,982,799	36,982,799	909,784
Total		$46,503,730	$1,806,808,066	$1,666,197,396	$28,903	$(3,831)		$187,139,472	$1,876,305
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022

ASSETS
Investments in unaffiliated issuers, at value*	$3,288,842,346
Investments in affiliated issuers, at value	187,139,472
Total Investments	3,475,981,818
Foreign currency, at value	2,725,627
Net cash at broker	10,266,223
Receivable for investments sold	272,436
Dividends receivable — unaffiliated issuers	3,481,251
Dividends receivable — affiliated issuers	251,329
Securities lending income receivable — unaffiliated issuers	5,729
Securities lending income receivable — affiliated issuers	24,363
Receivable for foreign taxes recoverable	11,724,983
Prepaid expenses and other assets	777
TOTAL ASSETS	3,504,734,536
LIABILITIES
Due to custodian	1,979,336
Payable upon return of securities loaned	36,982,799
Payable for investments purchased	213
Payable to broker – accumulated variation margin on open futures contracts	1,581,465
Advisory fee payable	512,802
Custodian fees payable	168,297
Trustees’ fees and expenses payable	1,137
Professional fees payable	50,282
Printing and postage fees payable	25,461
Accrued expenses and other liabilities	5,885
TOTAL LIABILITIES	41,307,677
NET ASSETS	$3,463,426,859
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,822,575,535
Investments in affiliated issuers	187,143,303
Total cost of investments	$3,009,718,838
Foreign currency, at cost	$ 2,723,444
* Includes investments in securities on loan, at value	$ 57,381,341
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2022

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 137,598,962
Dividend income — affiliated issuers	966,521
Unaffiliated securities lending income	721,322
Affiliated securities lending income	909,784
Foreign taxes withheld	(16,980,747)
TOTAL INVESTMENT INCOME (LOSS)	123,215,842
EXPENSES
Advisory fee	4,834,486
Custodian fees	563,228
Trustees’ fees and expenses	49,488
Professional fees and expenses	75,933
Printing and postage fees	15,881
Insurance expense	1,318
Interest expense	1,258
Miscellaneous expenses	38,836
TOTAL EXPENSES	5,580,428
NET INVESTMENT INCOME (LOSS)	$ 117,635,414
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(168,402,901)
Investments — affiliated issuers	28,903
Foreign currency transactions	(1,984,491)
Futures contracts	(3,597,910)
Net realized gain (loss)	(173,956,399)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(594,977,894)
Investments — affiliated issuers	(3,831)
Foreign currency translations	(697,238)
Futures contracts	(2,112,330)
Net change in unrealized appreciation/depreciation	(597,791,293)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(771,747,692)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (654,112,278)
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/22	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 117,635,414	$ 106,772,031
Net realized gain (loss)	(173,956,399)	16,660,236
Net change in unrealized appreciation/depreciation	(597,791,293)	289,008,821
Net increase (decrease) in net assets resulting from operations	(654,112,278)	412,441,088
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	821,579,217	673,180,166
Withdrawals	(1,050,600,083)	(394,883,626)
Net increase (decrease) in net assets from capital transactions	(229,020,866)	278,296,540
Net increase (decrease) in net assets during the period	(883,133,144)	690,737,628
Net assets at beginning of period	4,346,560,003	3,655,822,375
NET ASSETS AT END OF PERIOD	$ 3,463,426,859	$4,346,560,003
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	(14.64)%	11.25%	7.96%	22.11%	(13.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,463,427	$4,346,560	$3,655,822	$3,726,406	$2,809,510
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	2.98%	2.67%	2.35%	3.17%	2.96%
Portfolio turnover rate	18%	7%	8%	3%	14%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2022

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2022, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2022 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2022, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2022, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$1,581,465	$—	$1,581,465
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(3,597,910)	$—	(3,597,910)

21

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	(2,112,330)	$—	(2,112,330)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2022, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$676,811,745	$875,927,965
22

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,150,413,456	$697,359,757	$373,376,943	$323,982,814
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2022, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2022:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 57,381,341	$ 36,982,799	$ 23,607,921	$ 60,590,720
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
23

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2022:
		Remaining Contractual Maturity of the Agreements as of December 31, 2022
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$36,982,799	$—	$—	$—	$36,982,799	$36,982,799
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6,2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2022.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global
24

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2022

markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
25

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2023
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,062.50	$0.73	$1,024.50	$0.71
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Portfolio's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland(1) c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	55	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 - 2017); Director, The Taiwan Fund, Inc. (2007 - 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - present); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - present); Independent Director, SSGA Fixed Income PLC (January 2009 - present); Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	55	Board Director and Chairman, SPDR Europe I PLC Board (2011 - present); Board Director and Chairman, SPDR Europe II, PLC (2013 - present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	55	Director, Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Chairman (March 2001 - April 2002), President and Chief Executive Officer (1996 - March 2001), Cerulean Companies, Inc. (holding company) (Retired); President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare) (1992 - March 2001).	55	Chairman and Board Member (December 2008) and Investment Committee Member (December 2008 - present), Healthcare Georgia Foundation (private foundation); Lead Director and Board Member, Amerigroup Corp. (managed health care) (September 2002 - 2012); Board Member (1999 - 2013) and Investment Committee Member (2001 - 2017), Woodruff Arts Center; Trustee, Gettysburg College (2003 - 2009); Board member, Aerocare Holdings (2003 - January 2021), Regenesis Biomedical Inc. (April 2012 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	55	None.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	55	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Margaret McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee	Term: Indefinite Appointed: 9/22	Consultant (since 2020) Bates Group (consultants); Consultant (2019 - 2020) Madison Dearborn Partners (private equity); General Counsel/CCO (2011 - 2019) Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology).	55	Director, Manning & Napier Fund Inc. (2021 - present).
George Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	55	Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC. (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Interested Trustee(2)
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).	55	Board Director, SSGA SPDR ETFs Europe I PLC (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II PLC (May 2020 - present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Holland retired as a Trustee of the Trust effective December 31, 2022.
(2) The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Served: Since 10/12	Chairman, SSGA Funds Management, Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Served: Since 10/12 Term: Indefinite Served: Since 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Company (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Served: Since 8/19	Senior Vice President and General Counsel, State Street Global Advisors (May 2022 - present); Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - May 2022).
30

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Richard D. Shirk, John R. Costantino and George M. Pereira and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $169,819 and $179,484, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate tax fees billed for professional services rendered by E&Y were $9,487 and $27,827, respectively. Tax services related to the review of year-end distribution requirements for the fiscal year ended December 31, 2022 and the review of year-end distribution requirements as well as tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended December 31, 2021.

(d)	All Other Fees

For the fiscal years ended December 31, 2022 and December 31, 2021, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,327,125 and $8,904,469, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2022 and December 31, 2021, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $38,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 8, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 8, 2023